________________________________________________________________________________

                      DREYFUS GROWTH AND VALUE FUNDS, INC.

                        DREYFUS LARGE COMPANY VALUE FUND
                            DREYFUS MIDCAP VALUE FUND
                        DREYFUS SMALL COMPANY VALUE FUND
                          DREYFUS EMERGING LEADERS FUND
                         DREYFUS MIDCAP VALUE PLUS FUND
                     DREYFUS PREMIER TECHNOLOGY GROWTH FUND
             (CLASS A, CLASS B, CLASS C, CLASS R AND CLASS T SHARES)
                       DREYFUS PREMIER FUTURE LEADERS FUND
             (CLASS A, CLASS B, CLASS C, CLASS R AND CLASS T SHARES)
                      DREYFUS PREMIER STRATEGIC VALUE FUND
             (CLASS A, CLASS B, CLASS C, CLASS R AND CLASS T SHARES)
                           DREYFUS PREMIER GROWTH FUND
             (CLASS A, CLASS B, CLASS C, CLASS R AND CLASS T SHARES)
                     DREYFUS PREMIER STRUCTURED MIDCAP FUND
             (CLASS A, CLASS B, CLASS C, CLASS R AND CLASS T SHARES)
                    DREYFUS PREMIER SMALL COMPANY GROWTH FUND
             (CLASS A, CLASS B, CLASS C, CLASS R AND CLASS T SHARES)
                    DREYFUS PREMIER INTERNATIONAL VALUE FUND
             (CLASS A, CLASS B, CLASS C, CLASS R AND CLASS T SHARES)
                       DREYFUS PREMIER SELECT GROWTH FUND
             (CLASS A, CLASS B, CLASS C, CLASS R AND CLASS T SHARES)
                    DREYFUS PREMIER SELECT MIDCAP GROWTH FUND
             (CLASS A, CLASS B, CLASS C, CLASS R AND CLASS T SHARES)


                       STATEMENT OF ADDITIONAL INFORMATION
                                 March 31, 2003
                            As Revised, June 6, 2003

________________________________________________________________________________

      This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the current Prospectus of Dreyfus Emerging Leaders Fund, Dreyfus Premier Technology Growth Fund, Dreyfus Midcap Value Fund, Dreyfus Premier Future Leaders Fund, Dreyfus Small Company Value Fund, Dreyfus Premier Strategic Value Fund, Dreyfus Premier Structured Midcap Fund, Dreyfus Midcap Value Plus Fund, Dreyfus Premier Growth Fund, Dreyfus Large Company Value Fund, Dreyfus Premier Small Company Growth Fund, and Dreyfus Premier International Value Fund, each dated January 1, 2003, and Dreyfus Premier Select Growth Fund and Dreyfus Premier Select Midcap Growth Fund, each dated March 31, 2003, each a separate series (each, a "Fund" and collectively, the "Funds") of Dreyfus Growth and Value Funds, Inc. (the "Company"), as each Prospectus may be revised from time to time.
To obtain a copy of the Prospectus for Dreyfus Large Company Value Fund, Dreyfus Midcap Value Fund, Dreyfus Small Company Value Fund, Dreyfus Emerging Leaders Fund, or Dreyfus Midcap Value Plus Fund, please write to the Fund at 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144, visit the Dreyfus.com web site, or call one of the following numbers:



                 Call Toll Free 1-800-645-6561
                 In New York City - Call 1-718-895-1206
                 Outside the U.S. - Call 516-794-5452

      To obtain a copy of the Prospectus for Dreyfus Premier Technology Growth Fund, Dreyfus Premier Future Leaders Fund, Dreyfus Premier Strategic Value Fund, Dreyfus Premier Growth Fund, Dreyfus Premier Structured Midcap Fund, Dreyfus Premier Small Company Growth Fund, Dreyfus Premier International Value Fund, Dreyfus Premier Select Growth Fund, or Dreyfus Premier Select Midcap Growth Fund (collectively, the "Dreyfus Premier Funds"), please call your financial adviser, write to the Fund at the above address or call 1-800-554-4611.

      The most recent Annual Report and Semi-Annual Report to Shareholders for each Fund are separate documents supplied with this Statement of Additional Information, and the financial statements, accompanying notes and report of independent auditors appearing in the Annual Report are incorporated by reference into this Statement of Additional Information. Since Dreyfus Premier Select Growth Fund and Dreyfus Premier Select Midcap Growth Fund had not completed a fiscal period as of the date of this Statement of Additional Information, no financial reports are available for these funds as of such date.


                              TABLE OF CONTENTS

                                                                          Page

DESCRIPTION OF THE COMPANY AND FUNDS.......................................B-3
MANAGEMENT OF THE COMPANY.................................................B-19
MANAGEMENT ARRANGEMENTS...................................................B-24
HOW TO BUY SHARES.........................................................B-33
DISTRIBUTION PLAN AND SHAREHOLDER SERVICES PLAN...........................B-42
HOW TO REDEEM SHARES......................................................B-46
SHAREHOLDER SERVICES......................................................B-50
DETERMINATION OF NET ASSET VALUE..........................................B-55
DIVIDENDS, DISTRIBUTIONS AND TAXES........................................B-56
PORTFOLIO TRANSACTIONS....................................................B-59
PERFORMANCE INFORMATION...................................................B-66
INFORMATION ABOUT THE COMPANY AND FUNDS...................................B-69
COUNSEL AND INDEPENDENT AUDITORS..........................................B-85
APPENDIX..................................................................B-86



                     DESCRIPTION OF THE COMPANY AND FUNDS

      The Company is a Maryland corporation formed on November 16, 1993. The Company is an open-end management investment company, known as a mutual fund. Each Fund is diversified, which means that, with respect to 75% of its total assets, the Fund will not invest more than 5% of its assets in the securities of any single issuer, nor hold more than 10% of the outstanding voting securities of any single issuer (other than, in each case, securities of other investment companies, and securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities).

      The Dreyfus Corporation (the "Manager") serves as each Fund's investment adviser. The Manager has engaged Franklin Portfolio Associates, LLC ("Franklin Portfolio") to serve as Dreyfus Premier Structured Midcap Fund's sub-investment adviser and has engaged The Boston Company Asset Management, LLC ("TBCAM") to serve as Dreyfus Midcap Value Plus Fund's sub-investment adviser. Franklin Portfolio and TBCAM provide day-to-day management of the respective Fund's investments, subject to the supervision of the Manager. Franklin Portfolio and TBCAM are each referred to herein as a "Sub-Adviser," and collectively as the "Sub-Advisers."

      Dreyfus Service Corporation (the "Distributor") is the distributor of each Fund's shares.

CERTAIN PORTFOLIO SECURITIES

      The following information supplements and should be read in conjunction with the relevant Fund's Prospectus.

      COMMON AND PREFERRED STOCKS. (All Funds) Stocks represent shares of ownership in a company. Generally, preferred stock has a specified dividend and ranks after bonds and before common stocks in its claim on income for dividend payments and on assets should the company be liquidated. After other claims are satisfied, common stockholders participate in company profits on a pro-rata basis; profits may be paid out in dividends or reinvested in the company to help it grow. Increases and decreases in earnings are usually reflected in a company's stock price, so common stocks generally have the greatest appreciation and depreciation potential of all corporate securities. While most preferred stocks pay a dividend, a Fund may purchase preferred stock where the issuer has omitted, or is in danger of omitting, payment of its dividend. Such investments would be made primarily for their capital appreciation potential. Each Fund may purchase trust preferred securities which are preferred stocks issued by a special purpose trust subsidiary backed by subordinated debt of the corporate parent. These securities typically bear a market rate coupon comparable to interest rates available on debt of a similarly rated company. Holders of the trust preferred securities have limited voting rights to control the activities of the trust and no voting rights with respect to the parent company.

      CONVERTIBLE SECURITIES. (All Funds) Convertible securities may be converted at either a stated price or stated rate into underlying shares of common stock. Convertible securities have characteristics similar to both fixed-income and equity securities. Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock, of the same issuer. Because of the subordination feature, however, convertible securities typically have lower ratings than similar non-convertible securities.

      Although to a lesser extent than with fixed-income securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stock. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

      Convertible securities provide for a stable stream of income with generally higher yields than common stocks, but there can be no assurance of current income because the issuers of the convertible securities may default on their obligations. A convertible security, in addition to providing fixed income, offers the potential for capital appreciation through the conversion feature, which enables the holder to benefit from increases in the market price of the underlying common stock. There can be no assurance of capital appreciation, however, because securities prices fluctuate. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality because of the potential for capital appreciation.

      DEPOSITARY RECEIPTS. (All Funds) Each Fund may invest in the securities of foreign issuers in the form of American Depositary Receipts and American Depositary Shares (collectively, "ADRs"), Global Depositary Receipts and Global Depositary Shares (collectively, "GDRs") and other forms of depositary receipts. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by a United States bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. GDRs are receipts issued outside the United States typically by non-United States banks and trust companies that evidence ownership of either foreign or domestic securities. Generally, ADRs in registered form are designed for use in the United States securities markets and GDRs in bearer form are designed for use outside the United States.

      These securities may be purchased through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary. A depositary may establish an unsponsored facility without participation by the issuer of the deposited security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities, and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities.

      WARRANTS. (All Funds) A warrant is a form of derivative that gives the holder the right to subscribe to a specified amount of the issuing corporation's capital stock at a set price for a specified period of time. Each Fund may invest up to 5% of its net assets in warrants, except that this limitation does not apply to warrants purchased by the Fund that are sold in units with, or attached to, other securities.

      INVESTMENT COMPANIES. (All Funds) Each Fund may invest in securities issued by registered and unregistered investment companies, including exchange-traded funds described below. Under the Investment Company Act of 1940, as amended (the "1940 Act"), a Fund's investment in such securities, subject to certain exceptions, currently is limited to (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Fund's total assets with respect to any one investment company and (iii) 10% of the Fund's total assets in the aggregate. As a shareholder of another investment company, each Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations. Each Fund also may invest its uninvested cash reserves or cash it receives as collateral from borrowers of its portfolio securities in connection with the Fund's securities lending program, in shares of one or more money market funds advised by the Manager. Such investments will not be subject to the limitations described above, except that a Fund's aggregate investment of uninvested cash reserves in such money market funds may not exceed 25% of its total assets. See "Lending Portfolio Securities."

      EXCHANGE-TRADED FUNDS. (All Funds) Each Fund may invest in shares of exchange-traded investment companies (collectively, "ETFs") which are designed to provide investment results corresponding to a securities index. These may include Standard & Poor's Depositary Receipts ("SPDRs"), DIAMONDS, Nasdaq-100 Index Tracking Stock (also referred to as "Nasdaq 100 Shares") and iShares exchange-traded funds ("iShares"). ETFs usually are units of beneficial interest in an investment trust or represent undivided ownership interests in a portfolio of securities, in each case with respect to a portfolio of all or substantially all of the component common stocks of, and in substantially the same weighting as, the relevant benchmark index. The benchmark indices of SPDRs, DIAMONDS and Nasdaq-100 Shares are the Standard & Poor's 500 Stock Index, the Dow Jones Industrial Average and the Nasdaq-100 Index, respectively. The benchmark index for iShares varies, generally corresponding to the name of the particular iShares fund. ETFs are designed to provide investment results that generally correspond to the price and yield performance of the component stocks of the benchmark index. ETFs are listed on an exchange and trade in the secondary market on a per-share basis.

      The values of ETFs are subject to change as the values of their respective component securities fluctuate according to market volatility. Investments in ETFs that are designed to correspond to an equity index involve certain inherent risks generally associated with investments in a broadly based portfolio of common stocks, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of ETFs invested in by a Fund. Moreover, a Fund's investments in ETFs may not exactly match the performance of a direct investment in the respective indices to which they are intended to correspond due to the temporary unavailability of certain index securities in the secondary market or other extraordinary circumstances, such as discrepancies with respect to the weighting of securities.

      ILLIQUID SECURITIES. (All Funds) Each Fund may invest up to 15% of the value of its net assets in securities as to which a liquid trading market does not exist, provided such investments are consistent with the Fund's investment objective. These securities may include securities that are not readily marketable, such as securities that are subject to legal or contractual restrictions on resale, repurchase agreements providing for settlement in more than seven days after notice, and certain privately negotiated, non-exchange traded options and securities used to cover such options. As to these securities, the Fund is subject to a risk that should it desire to sell them when a ready buyer is not available at a price the Fund deems representative of their value, the value of the Fund's net assets could be adversely affected.

      MONEY MARKET INSTRUMENTS. (All Funds) When the Manager (or Sub-Adviser with respect to Dreyfus Premier Structured Midcap Fund and Dreyfus Midcap Value Plus Fund, as the case may be) determines that adverse market conditions exist, a Fund may adopt a temporary defensive position and invest up to 100% of its assets in money market instruments, including U.S. Government securities, repurchase agreements, bank obligations and commercial paper. A Fund also may purchase money market instruments when it has cash reserves or in anticipation of taking a market position.

INVESTMENT TECHNIQUES

      The following information supplements (except as noted) and should be read in conjunction with the relevant Fund's Prospectus.

      FOREIGN CURRENCY TRANSACTIONS. (All Funds) A Fund may enter into foreign currency transactions for a variety of purposes, including: to fix in U.S. dollars, between trade and settlement date, the value of a security the Fund has agreed to buy or sell; to hedge the U.S. dollar value of securities the Fund already owns, particularly if it expects a decrease in the value of the currency in which the foreign security is denominated; or to gain exposure to the foreign currency in an attempt to realize gains.

      Foreign currency transactions may involve, for example, a Fund's purchase of foreign currencies for U.S. dollars or the maintenance of short positions in foreign currencies. A short position would involve the Fund agreeing to exchange an amount of a currency it did not currently own for another currency at a future date in anticipation of a decline in the value of the currency sold relative to the currency the Fund contracted to receive. A Fund's success in these transactions will depend principally on the ability of the Manager (or Sub-Adviser with respect to Dreyfus Premier Structured Midcap Fund and Dreyfus Midcap Value Plus Fund, as the case may
be) to predict accurately the future exchange rates between foreign currencies and the U.S. dollar.

      Currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors, as seen from an international perspective. Currency exchange rates also can be affected unpredictably by intervention, or failure to intervene, by U.S. or foreign governments or central banks, or by currency controls or political developments in the United States or abroad.

      SHORT-SELLING. (All Funds) In these transactions, a Fund sells a security it does not own in anticipation of a decline in the market value of the security. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is obligated to replace the security borrowed by purchasing it subsequently at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund, which would result in a loss or gain, respectively.

      A Fund will not sell securities short if, after effect is given to any such short sale, the total market value of all securities sold short would exceed 25% of the value of a Fund's net assets. A Fund may not make a short sale which results in the Fund having sold short in the aggregate more than 5% of the outstanding securities of any class of an issuer.

      A Fund also may make short sales "against the box," in which the Fund enters into a short sale of a security it owns. At no time will more than 15% of the value of a Fund's net assets be in deposits on short sales against the box.

      Until the Fund closes its short position or replaces the borrowed security, it will: (a) segregate permissible liquid assets in an amount that, together with the amount provided as collateral, always equals the current value of the security sold short; or (b) otherwise cover its short position.

      BORROWING MONEY. (All Funds) Each Fund is permitted to borrow to the extent permitted under the 1940 Act, which permits an investment company to borrow in an amount up to 33-1/3% of the value of its total assets. Each of Dreyfus Premier International Value Fund, Dreyfus Emerging Leaders Fund, Dreyfus Premier Strategic Value Fund, Dreyfus Premier Select Growth Fund and Dreyfus Premier Select Midcap Growth Fund, however, currently intends to borrow money only for temporary or emergency (not leveraging) purposes, in an amount up to 15% of the value of its total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. While such borrowings exceed 5% of the Fund's total assets, the Fund will not make any additional investments.

      LEVERAGE. (All Funds, except Dreyfus Premier International Value Fund, Dreyfus Emerging Leaders Fund, Dreyfus Premier Strategic Value Fund, Dreyfus Premier Select Growth Fund and Dreyfus Premier Select Midcap Growth Fund) Leveraging (buying securities using borrowed money) exaggerates the effect on net asset value of any increase or decrease in the market value of a Fund's portfolio. These borrowings will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased; in certain cases, interest costs may exceed the return received on the securities purchased. For borrowings for investment purposes, the 1940 Act requires a Fund to maintain continuous asset coverage (total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed. If the required coverage should decline as a result of market fluctuations or other reasons, the Fund may be required to sell some of its portfolio holdings within three days to reduce the amount of its borrowings and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. The Fund also may be required to maintain minimum average balances in connection with such borrowing or pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

      Each of these Funds may enter into reverse repurchase agreements with banks, broker/dealers or other financial institutions. This form of borrowing involves the transfer by the Fund of an underlying debt instrument in return for cash proceeds based on a percentage of the value of the security. The Fund retains the right to receive interest and principal payments on the security. At an agreed upon future date, the Fund repurchases the security at principal plus accrued interest. As a result of these transactions, the Fund is exposed to greater potential fluctuations in the value of its assets and its net asset value per share. To the extent the Fund enters into a reverse repurchase agreement, the Fund will segregate permissible liquid assets at least equal to the aggregate amount of its reverse repurchase obligations, plus accrued interest, in certain cases, in accordance with releases promulgated by the Securities and Exchange Commission. The Securities and Exchange Commission views reverse repurchase transactions as collateralized borrowings by a Fund. Except for these transactions, the Fund's borrowings generally will be unsecured.

      DERIVATIVES. (All Funds) Each Fund may invest in, or enter into, derivatives, such as options and futures and options on future contracts, for a variety of reasons, including to hedge certain market risks, to provide a substitute for purchasing or selling particular securities or to increase potential income gain. Derivatives may provide a cheaper, quicker or more specifically focused way for a Fund to invest than "traditional" securities would. Dreyfus Premier Select Growth Fund and Dreyfus Premier Select Midcap Growth Fund, however, currently do not intend to engage in futures and options transactions.

      Derivatives can be volatile and involve various types and degrees of risk, depending upon the characteristics of the particular derivative and the portfolio as a whole. Derivatives permit a Fund to increase or decrease the level of risk, or change the character of the risk, to which its portfolio is exposed in much the same way as the Fund can increase or decrease the level of risk, or change the character of the risk, of its portfolio by making investments in specific securities. However, derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in derivatives could have a large potential impact on the Fund's performance.

      If a Fund invests in derivatives at inopportune times or judges market conditions incorrectly, such investments may lower the Fund's return or result in a loss. The Fund also could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

      Although none of the Funds will be a commodity pool, certain derivatives subject the Funds to the rules of the Commodity Futures Trading Commission ("CFTC") which limit the extent to which a Fund can invest in such derivatives. Each Fund may invest in futures contracts and options on futures contacts for hedging purposes without limit. However, a Fund may not invest in such contracts and options for other purposes if the sum of the amount of initial margin deposits and premiums paid for unexpired options with respect to such contracts, other than for bona fide hedging purposes, exceeds 5% of the liquidation value of the Fund's assets (or such other amount as permitted by the CFTC), after taking into account unrealized profits and unrealized losses on such contracts and options; provided, however, that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5% limitation.

      Derivatives may be purchased on established exchanges or through privately negotiated transactions referred to as over-the-counter derivatives. Exchange-traded derivatives generally are guaranteed by the clearing agency which is the issuer or counterparty to such derivatives.
This guarantee usually is supported by a daily variation margin system operated by the clearing agency in order to reduce overall credit risk. As a result, unless the clearing agency defaults, there is relatively little counterparty credit risk associated with derivatives purchased on an exchange. In contrast, no clearing agency guarantees over-the-counter derivatives. Therefore, each party to an over-the-counter derivative bears the risk that the counterparty will default. Accordingly, the Manager (or Sub-Adviser with respect to Dreyfus Premier Structured Midcap Fund and Dreyfus Midcap Value Plus Fund, as the case may be) will consider the creditworthiness of counterparties to over-the-counter derivatives in the same manner as it would review the credit quality of a security to be purchased by a Fund. Over-the-counter derivatives are less liquid than exchange-traded derivatives since the other party to the transaction may be the only investor with sufficient understanding of the derivative to be interested in bidding for it.

FUTURES TRANSACTIONS--IN GENERAL. Each Fund may enter into futures contracts in U.S. domestic markets or, if applicable, on exchanges located outside the United States. Foreign markets may offer advantages such as trading opportunities or arbitrage possibilities not available in the United States. Foreign markets, however, may have greater risk potential than domestic markets. For example, some foreign exchanges are principal markets so that no common clearing facility exists and an investor may look only to the broker for performance of the contract. In addition, any profits a Fund might realize in trading could be eliminated by adverse changes in the currency exchange rate, or the Fund could incur losses as a result of those changes. Transactions on foreign exchanges may include commodities which are traded on domestic exchanges or those which are not. Unlike trading on domestic commodity exchanges, trading on foreign commodity exchanges is not regulated by the CFTC.

      Engaging in these transactions involves risk of loss to a Fund which could adversely affect the value of the Fund's net assets. Although each of these Funds intends to purchase or sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting the Fund to substantial losses.

      Successful use of futures and options with respect thereto by a Fund also is subject to the ability of the Manager (or Sub-Adviser with respect to Dreyfus Premier Structured Midcap Fund and Dreyfus Midcap Value Plus Fund, as the case may be) to predict correctly movements in the direction of the relevant market and, to the extent the transaction is entered into for hedging purposes, to ascertain the appropriate correlation between the securities being hedged and the price movements of the futures contract. For example, if a Fund uses futures to hedge against the possibility of a decline in the market value of securities held in its portfolio and the prices of such securities instead increase, the Fund will lose part or all of the benefit of the increased value of securities which it has hedged because it will have offsetting losses in its futures positions. Furthermore, if in such circumstances the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. A Fund may have to sell such securities at a time when it may be disadvantageous to do so.

      Pursuant to regulations and/or published positions of the Securities and Exchange Commission, a Fund may be required to segregate permissible liquid assets to cover its obligations relating to its transactions in derivatives. To maintain this required cover, the Fund may have to sell portfolio securities at disadvantageous prices or times since it may not be possible to liquidate a derivative position at a reasonable price. In addition, the segregation of such assets will have the effect of limiting the Fund's ability otherwise to invest those assets.

SPECIFIC FUTURES TRANSACTIONS. A Fund may purchase and sell stock index futures contracts. A stock index future obligates a Fund to pay or receive an amount of cash equal to a fixed dollar amount specified in the futures contract multiplied by the difference between the settlement price of the contract on the contract's last trading day and the value of the index based on the stock prices of the securities that comprise it at the opening of trading in such securities on the next business day.

      A Fund may purchase and sell interest rate futures contracts. An interest rate future obligates the Fund to purchase or sell an amount of a specific debt security at a future date at a specific price.

      A Fund may purchase and sell currency futures. A foreign currency future obligates the Fund to purchase or sell an amount of a specific currency at a future date at a specific price.

OPTIONS--IN GENERAL. Each Fund may invest up to 5% of its assets, represented by the premium paid, in the purchase of call and put options. Each Fund may write (i.e., sell) covered call and put option contracts to the extent of 20% of the value of its net assets at the time such option contracts are written. A call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specific date. Conversely, a put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security or securities at the exercise price at any time during the option period, or at a specific date.

      A covered call option written by a Fund is a call option with respect to which the Fund owns the underlying security or otherwise covers the transaction by segregating permissible liquid assets. A put option written by a Fund is covered when, among other things, the Fund segregates permissible liquid assets having a value equal to or greater than the exercise price of the option to fulfill the obligation undertaken. The principal reason for writing covered call and put options is to realize, through the receipt of premiums, a greater return than would be realized on the underlying securities alone. A Fund receives a premium from writing covered call or put options which it retains whether or not the option is exercised.

      There is no assurance that sufficient trading interest to create a liquid secondary market on a securities exchange will exist for any particular option or at any particular time, and for some options no such secondary market may exist. A liquid secondary market in an option may cease to exist for a variety of reasons. In the past, for example, higher than anticipated trading activity or order flow, or other unforeseen events, at times have rendered certain of the clearing facilities inadequate and resulted in the institution of special procedures, such as trading rotations, restrictions on certain types of orders or trading halts or suspensions in one or more options. There can be no assurance that similar events, or events that may otherwise interfere with the timely execution of customers' orders, will not recur. In such event, it might not be possible to effect closing transactions in particular options. If, as a covered call option writer, the Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise or it otherwise covers its position.

SPECIFIC OPTIONS TRANSACTIONS. A Fund may purchase and sell call and put options in respect of specific securities (or groups or "baskets" of specific securities) or stock indices listed on national securities exchanges or traded in the over-the-counter market. An option on a stock index is similar to an option in respect of specific securities, except that settlement does not occur by delivery of the securities comprising the index. Instead, the option holder receives an amount of cash if the closing level of the stock index upon which the option is based is greater than in the case of a call, or less than in the case of a put, the exercise price of the option. Thus, the effectiveness of purchasing or writing stock index options will depend upon price movements in the level of the index rather than the price of a particular stock.

      A Fund may purchase and sell call and put options on foreign currency. These options convey the right to buy or sell the underlying currency at a price which is expected to be lower or higher than the spot price of the currency at the time the option is exercised or expires.

      A Fund may purchase cash-settled options on equity index swaps in pursuit of its investment objective. Equity index swaps involve the exchange by the Fund with another party of cash flows based upon the performance of an index or a portion of an index of securities which usually includes dividends. A cash-settled option on a swap gives the purchaser the right, but not the obligation, in return for the premium paid, to receive an amount of cash equal to the value of the underlying swap as of the exercise date. These options typically are purchased in privately negotiated transactions from financial institutions, including securities brokerage firms.

      Successful use by a Fund of options will be subject to ability of the Manager (or Sub-Adviser with respect to Dreyfus Premier Structured Midcap Fund and Dreyfus Midcap Value Plus Fund, as the case may be) to predict correctly movements in the prices of individual stocks, the stock market generally or foreign currencies. To the extent such predictions are incorrect, the Fund may incur losses.

      FUTURE DEVELOPMENTS. (All Funds) A Fund may take advantage of opportunities in options and futures contracts and options on futures contracts and any other derivatives which are not presently contemplated for use by the Fund or which are not currently available but which may be developed, to the extent such opportunities are both consistent with the Fund's investment objective and legally permissible for the Fund. Before entering into such transactions or making any such investment, the Fund will provide appropriate disclosure in its Prospectus or this Statement of Additional Information.

      LENDING PORTFOLIO SECURITIES. (All Funds) Each Fund may lend securities from its portfolio to brokers, dealers and other financial institutions needing to borrow securities to complete certain transactions.
In connection with such loans, the Fund remains the owner of the loaned securities and continues to be entitled to payments in amounts equal to the interest, dividends or other distributions payable on the loaned securities. The Fund also has the right to terminate a loan at any time. The Fund may call the loan to vote proxies if a material issue affecting the Fund's investment is to be voted upon. Loans of portfolio securities may not exceed 33-1/3% of the value of the Fund's total assets (including the value of all assets received as collateral for the loan). The Fund will receive collateral consisting of cash, U.S. Government securities or irrevocable letters of credit which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. If the collateral consists of a letter of credit or securities, the borrower will pay the Fund a loan premium fee. If the collateral consists of cash, the Fund will reinvest the cash and pay the borrower a pre-negotiated fee or "rebate" from any return earned on the investment. The Fund may participate in a securities lending program operated by Mellon Bank, N.A., as lending agent (the "Lending Agent"). The Lending Agent will receive a percentage of the total earnings of the Fund derived from lending its portfolio securities. Should the borrower of the securities fail financially, the Fund may experience delays in recovering the loaned securities or exercising its rights in the collateral. Loans are made only to borrowers that are deemed by the Manager to be of good financial standing. In a loan transaction, the Fund will also bear the risk of any decline in value of securities acquired with cash collateral. A Fund will minimize this risk by limiting the investment of cash collateral to money market funds advised by the Manager, repurchase agreements or other high quality instruments with short maturities.

      FORWARD COMMITMENTS. (All Funds) Each Fund may purchase securities on a forward commitment, when-issued or delayed-delivery basis, which means that delivery and payment take place a number of days after the date of the commitment to purchase. The payment obligation and the interest rate receivable on a forward commitment, when-issued or delayed-delivery security are fixed when the Fund enters into the commitment, but the Fund does not make payment until it receives delivery from the counterparty. The Fund will commit to purchase such securities only with the intention of actually acquiring the securities, but the Fund may sell these securities before the settlement date if it is deemed advisable. The Fund will segregate permissible liquid assets at least equal at all times to the amount of the Fund's purchase commitments.

      Securities purchased on a forward commitment, when-issued or delayed-delivery basis are subject to changes in value (generally changing in the same way, i.e., appreciating when interest rates decline and depreciating when interest rates rise) based upon the public's perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates. Securities purchased on a forward commitment, when-issued or delayed-delivery basis may expose the Fund to risks because they may experience such fluctuations prior to their actual delivery. Purchasing securities on a forward commitment, when-issued or delayed-delivery basis can involve the additional risk that the yield available in the market when the delivery takes place actually may be higher than that obtained in the transaction itself. Purchasing securities on a forward commitment, when-issued or delayed-delivery basis when the Fund is fully or almost fully invested may result in greater potential fluctuation in the value of the Fund's net assets and its net asset value per share.

CERTAIN INVESTMENT CONSIDERATIONS AND RISKS

      EQUITY SECURITIES. (All Funds) Equity securities, including common stock, preferred stock, convertible securities and warrants, fluctuate in value, often based on factors unrelated to the value of the issuer of the securities, and such fluctuations can be pronounced. Changes in the value of a Fund's investments will result in changes in the value of its shares and thus the Fund's total return to investors.

      Dreyfus Premier Strategic Value Fund, Dreyfus Small Company Value Fund, Dreyfus Emerging Leaders Fund, Dreyfus Premier Technology Growth Fund, Dreyfus Premier Future Leaders Fund and Dreyfus Premier Small Company Growth Fund each may purchase securities of small capitalization companies (and Dreyfus Midcap Value Fund, Dreyfus Midcap Value Plus Fund, Dreyfus Premier Structured Midcap Fund and Dreyfus Premier Select Midcap Growth Fund may purchase mid-capitalization companies). The stock prices of these companies may be subject to more abrupt or erratic market movements than the stocks of larger, more established companies, because these securities typically are traded in lower volume and the issuers typically are more subject to changes in earnings and prospects. These Funds, as well as Dreyfus Premier Growth Fund, may purchase securities of companies in initial public offerings ("IPOs") or shortly thereafter. An IPO is a corporation's first offering of stock to the public. Shares are given a market value reflecting expectations for the corporation's future growth. Special rules of the National Association of Securities Dealers, Inc. ("NASD") apply to the distribution of IPOs. Corporations offering stock in IPOs generally have limited operating histories and may involve greater investment risk. The prices of these companies' securities may be very volatile, rising and falling rapidly, sometimes based solely on investor perceptions rather than economic reasons.

      A Fund may purchase securities of companies which have no earnings or have experienced losses. A Fund generally will make these investments based on a belief that actual anticipated products or services will produce future earnings. If the anticipated event is delayed or does not occur, or if investor perception about the company change, the company's stock price may decline sharply and its securities may become less liquid.

      Dreyfus Premier Technology Growth Fund invests in, and the other Funds may invest in, securities issued by companies in the technology sector, which has been among the most volatile sectors of the stock market. Technology companies involve greater risk because their revenues and earnings tend to be less predictable (and some companies may be experiencing significant losses) and their share prices tend to be more volatile. Certain technology companies may have limited product lines, markets or financial resources, or may depend on a limited management group. In addition, these companies are strongly affected by worldwide technological developments, and their products and services may not be economically successful or may quickly become outdated. Investor perception may play a greater role in determining the day-to-day value of technology stocks than it does in other sectors. Fund investments made in anticipation of future products and services may decline dramatically in value if the anticipated products or services are delayed or canceled.

      FIXED-INCOME SECURITIES. (Dreyfus Premier Strategic Value Fund and Dreyfus Large Company Value Fund only) Each of these Funds may invest in corporate debt obligations and other fixed-income securities when management believes that such securities offer opportunities for capital growth. Even though interest-bearing securities are investments which promise a stable stream of income, the prices of such securities are inversely affected by changes in interest rates and, therefore, are subject to the risk of market price fluctuations. The values of fixed-income securities also may be affected by changes in the credit rating or financial condition of the issuer. Certain securities purchased by a Fund, such as those rated Baa or lower by Moody's Investors Service, Inc. ("Moody's") and BBB or lower by Standard & Poor's Ratings Services ("S&P") in the case of Dreyfus Premier Strategic Value Fund, or those rated Baa by Moody's and BBB by S&P and Fitch Ratings in the case of Dreyfus Large Company Value Fund, may be subject to such risks with respect to the issuing entity and to greater market fluctuations than certain lower yielding, higher rated fixed-income securities. Once the rating of a portfolio security has been changed, the Fund will consider all circumstances deemed relevant in determining whether to continue to hold the security. See "Lower Rated Securities" below with respect to Dreyfus Premier Strategic Value Fund only, and the "Appendix."

      LOWER RATED SECURITIES. (Dreyfus Premier Strategic Value Fund only) The Fund may invest up to 20% of its net assets in higher yielding (and, therefore, higher risk) debt securities such as those rated Ba by Moody's or BB by S&P or as low as Caa by Moody's or CCC by S&P (commonly known as junk bonds). They may be subject to greater risks and market fluctuations than certain lower yielding, higher rated fixed-income securities. See the "Appendix" for a general description of the ratings of Moody's and S&P for fixed-income securities. The retail secondary market for these securities may be less liquid than that of higher rated securities; adverse conditions could make it difficult at times for the Fund to sell certain securities or could result in lower prices than those used in calculating the Fund's net asset value. Although ratings may be useful in evaluating the safety of interest and principal payments, they do not evaluate the market value risk of these securities. The Fund will rely on the Manager's judgment, analysis and experience in evaluating the creditworthiness of an issuer.

      You should be aware that the market values of many of these securities tend to be more sensitive to economic conditions than are higher rated securities and will fluctuate over time. These securities generally are considered by Moody's and S&P to be, on balance, predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation and generally will involve more credit risk than securities in the higher rating categories.

      Companies that issue these securities often are highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risk associated with acquiring the securities of such issuers generally is greater than is the case with the higher rated securities. For example, during an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of these securities may not have sufficient revenues to meet their interest payment obligations. The issuer's ability to service its debt obligations also may be affected adversely by specific corporate developments, forecasts, or the unavailability of additional financing. The risk of loss because of default by the issuer is significantly greater for the holders of these securities because such securities generally are unsecured and often are subordinated to other creditors of the issuer.

      Because there is no established retail secondary market for many of these securities, the Fund anticipates that such securities could be sold only to a limited number of dealers or institutional investors. To the extent a secondary trading market for these securities does exist, it generally is not as liquid as the secondary market for higher rated securities. The lack of a liquid secondary market may have an adverse impact on market price and yield and the Fund's ability to dispose of particular issues when necessary to meet the Fund's liquidity needs or in response to a specific economic event such as a deterioration in the creditworthiness of the issuer. The lack of a liquid secondary market for certain securities also may make it more difficult for the Fund to obtain accurate market quotations for purposes of valuing the Fund's portfolio and calculating its net asset value. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of these securities. In such cases, the Manager's judgment may play a greater role in valuation.

      These securities may be particularly susceptible to economic downturns. An economic recession could adversely affect the ability of the issuers of lower rated bonds to repay principal and pay interest thereon which would increase the incidence of default for such securities. It is likely that an economic recession also would disrupt severely the market for such securities and have an adverse impact on their value.

      The Fund may acquire these securities during an initial offering. Such securities may involve special risks because they are new issues. The Fund has no arrangement with any person concerning the acquisition of such securities, and the Manager will review carefully the credit and other characteristics pertinent to such new issues.

      FOREIGN SECURITIES. (All Funds) Foreign securities markets generally are not as developed or efficient as those in the United States. Securities of some foreign issuers are less liquid and more volatile than securities of comparable U.S. issuers. Similarly, volume and liquidity in most foreign securities markets are less than in the United States and, at times, volatility of price can be greater than in the United States.

      Because evidences of ownership of such securities usually are held outside the United States, a Fund investing in such securities will be subject to additional risks which include possible adverse political and economic developments, seizure or nationalization of foreign deposits and adoption of governmental restrictions which might adversely affect or restrict the payment of principal and interest on the foreign securities to investors located outside the country of the issuer, whether from currency blockage or otherwise. Moreover, foreign securities held by the Fund may trade on days when the Fund does not calculate its net asset value and thus affect the Fund's net asset value on days when investors have no access to the Fund.

      Developing countries have economic structures that are generally less diverse and mature, and political systems that are less stable than those of developed countries. The markets of developing countries may be more volatile than the markets of more mature economies; however, such markets may provide higher rates of return to investors. Many developing countries providing investment opportunities for the Fund have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have adverse effects on the economies and securities markets of certain of these countries.

      Since foreign securities often are purchased with and payable in currencies of foreign countries, the value of these assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency rates and exchange control regulations.

      SIMULTANEOUS INVESTMENTS. (All Funds) Investment decisions for each Fund are made independently from those of the other investment companies advised by the Manager (or Sub-Advisers with respect to Dreyfus Premier Structured Midcap Fund and Dreyfus Midcap Value Plus Fund, as the case may
be). If, however, such other investment companies desire to invest in, or dispose of, the same securities as a Fund, available investments or opportunities for sales will be allocated equitably to each. In some cases, this procedure may adversely affect the size of the position obtained for or disposed of by the Fund or the price paid or received by the Fund. Each Fund, together with other investment companies advised by the Manager (or Sub-Adviser with respect to Dreyfus Premier Structured Midcap Fund and Dreyfus Midcap Value Plus Fund, as the case may be) and its affiliates, may own significant positions in portfolio companies which, depending on market conditions, may affect adversely the Fund's ability to dispose of some or all of its positions should it desire to do so.

INVESTMENT RESTRICTIONS

      Under normal circumstances, each of Dreyfus Premier International Value Fund and Dreyfus Premier Strategic Value Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in stocks (or other investments with similar economic characteristics). Under normal circumstances, each of Dreyfus Midcap Value Fund, Dreyfus Midcap Value Plus Fund, Dreyfus Premier Structured Midcap Fund and Dreyfus Premier Select Midcap Growth Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in mid-cap stocks (or other investments with similar economic characteristics) as described in its Prospectus. Under normal circumstances, each of Dreyfus Small Company Value Fund and Dreyfus Premier Small Company Growth Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in small-cap stocks (or other investments with similar economic characteristics) as described in its Prospectus. Under normal circumstances, each of Dreyfus Large Company Value Fund and Dreyfus Premier Select Growth Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in large-cap stocks (or other investments with similar characteristics) as described in its Prospectus. Under normal circumstances, each of Dreyfus Emerging Leaders Fund and Dreyfus Premier Future Leaders Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in the stocks of companies the Manager believes to be emerging or future, respectively, leaders: companies characterized by new or innovative products, services or processes having the potential to enhance earnings or revenue growth. Under normal circumstances, Dreyfus Premier Technology Growth Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in the stocks (or other investments with similar characteristics) of growth companies of any size that the Manager believes to be leading producers or beneficiaries of technological innovation. Under normal circumstances, Dreyfus Premier Growth Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities (or other investments with similar economic characteristics). Each Fund has adopted a policy to provide its shareholders with at least 60 days' prior notice of any change in its policy to so invest 80% of its assets.

      Each Fund's investment objective is a fundamental policy, which cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of such Fund's outstanding voting shares. In addition, each Fund has adopted investment restrictions numbered 1 through 10 as fundamental policies. Investment restrictions numbered 11 through 16 are not fundamental policies and may be changed, as to a Fund, by a vote of a majority of the Company's Board members at any time. No Fund may:

     1. Invest more than 5% of its assets in the obligations of any single issuer, except that up to 25% of the value of the Fund's total assets may be invested, and securities issued or guaranteed by the U.S. Government, or its agencies or instrumentalities may be purchased, without regard to any such limitation.

     2. Hold more than 10% of the outstanding voting securities of any single issuer. This Investment Restriction applies only with respect to 75% of the Fund's total assets.

     3. Invest more than 25% of the value of its total assets in the securities of issuers in any single industry, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. For purposes of this Investment Restriction with respect to Dreyfus Premier Technology Growth Fund, the technology sector in general is not considered an industry.

     4. Invest in commodities, except that the Fund may purchase and sell options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices.

     5. Purchase, hold or deal in real estate, or oil, gas or other mineral leases or exploration or development programs, but the Fund may purchase and sell securities that are secured by real estate or issued by companies that invest or deal in real estate or real estate investment trusts.

     6. Borrow money, except to the extent permitted under the 1940 Act (which currently limits borrowing to no more than 33-1/3% of the value of the Fund's total assets). For purposes of this Investment Restriction, the entry into options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices shall not constitute borrowing.

     7. Make loans to others, except through the purchase of debt obligations and the entry into repurchase agreements. However, the Fund may lend its portfolio securities in an amount not to exceed 33-1/3% of the value of its total assets. Any loans of portfolio securities will be made according to guidelines established by the Securities and Exchange Commission and the Company's Board. WITH RESPECT TO EACH OF DREYFUS PREMIER SELECT GROWTH FUND AND DREYFUS PREMIER SELECT MIDCAP GROWTH FUND, HOWEVER, THIS INVESTMENT RESTRICTION NO. 7 WAS ADOPTED AS FOLLOWS: The Fund may not lend any securities or make loans to others, except to the extent permitted under the 1940 Act (which currently limits such loans to no more than 33-1/3% of the value of the Fund's total assets) or as otherwise permitted by the Securities and Exchange Commission. For purposes of this Investment Restriction, the purchase of debt obligations (including acquisitions of loans, loan participations or other forms of debt instruments) and the entry into repurchase agreements shall not constitute loans by the Fund. Any loans of portfolio securities will be made according to guidelines established by the Securities and Exchange Commission and the Fund's Board.

     8. Act as an underwriter of securities of other issuers, except to the extent the Fund may be deemed an underwriter under the Securities Act of 1933, as amended, by virtue of disposing of portfolio securities.

     9. Issue any senior security (as such term is defined in Section 18(f) of the 1940 Act), except to the extent the activities permitted in Investment Restriction Nos. 4, 6, 13 and 14 may be deemed to give rise to a senior security.

     10. Purchase securities on margin, but the Fund may make margin deposits in connection with transactions in options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices.

     11. Purchase securities of any company having less than three years' continuous operations (including operations of any predecessor) if such purchase would cause the value of the Fund's investments in all such companies to exceed 5% of the value of its total assets. This Investment Restriction has not been adopted with respect to Dreyfus Premier Technology Growth Fund, Dreyfus Premier Future Leaders Fund, Dreyfus Premier Growth Fund, Dreyfus Premier Structured Midcap Fund, Dreyfus Midcap Value Plus Fund, Dreyfus Premier Small Company Growth Fund, Dreyfus Premier Select Growth Fund and Dreyfus Premier Select Midcap Growth Fund.

     12. Invest in the securities of a company for the purpose of exercising management or control, but the Fund will vote the securities it owns in its portfolio as a shareholder in accordance with its views. This Investment Restriction has not been adopted with respect to Dreyfus Premier Technology Growth Fund.

     13. Pledge, mortgage or hypothecate its assets, except to the extent necessary to secure permitted borrowings and to the extent related to the purchase of securities on a when-issued or forward commitment basis and the deposit of assets in escrow in connection with writing covered put and call options and collateral and initial or variation margin arrangements with respect to options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices.

     14. Purchase, sell or write puts, calls or combinations thereof, except as described in the relevant Fund's Prospectus and Statement of Additional Information.

     15. Enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities which are illiquid, if, in the aggregate, more than 15% of the value of the Fund's net assets would be so invested.

     16. Purchase securities of other investment companies, except to the extent permitted under the 1940 Act.

      If a percentage restriction is adhered to at the time of investment, a later change in percentage resulting from a change in values or assets will not constitute a violation of such restriction. With respect to Investment Restriction No. 6, however, if borrowings exceed 33-1/3% of the value of a Fund's total assets as a result of a change in values or assets, the Fund must take steps to reduce such borrowings at least to the extent of such excess.

      The Company and the Manager have received an exemptive order from the Securities and Exchange Commission which, among other things, permits each Fund to use cash collateral received in connection with lending the Fund's securities and other uninvested cash to purchase shares of one or more registered money market funds advised by the Manager in excess of limitations imposed by the 1940 Act.



                          MANAGEMENT OF THE COMPANY

      The Company's Board is responsible for the management and supervision of the Funds, and approves all significant agreements with those companies that furnish services to the Funds. These companies are as follows:

     The Dreyfus Corporation...................   Investment Adviser
     Franklin Portfolio Associates, LLC........   Sub-Investment Adviser to
                                                  Dreyfus Premier Structured
                                                  Midcap Fund
     The Boston Company Asset Management, LLC..   Sub-Investment Adviser to
                                                  Dreyfus Midcap Value Plus
                                                  Fund
     Dreyfus Service Corporation...............   Distributor
     Dreyfus Transfer, Inc.....................   Transfer Agent
     Mellon Bank, N.A..........................   Custodian for all Funds,
                                                  except Dreyfus Premier
                                                  International Value Fund
     The Bank of New York......................   Custodian for Dreyfus
                                                  Premier International
                                                  Value Fund

      Board members of the Company, together with information as to their positions with the Company, principal occupations and other board memberships and affiliations, are shown below.


BOARD MEMBERS OF THE COMPANY1
Name (Age)                          Principal Occupation
POSITION WITH COMPANY (SINCE)       DURING PAST 5 YEARS            OTHER BOARD MEMBERSHIPS AND AFFILIATIONS


Joseph S. DiMartino (59)            Corporate Director and         The Muscular Dystrophy Association, Director
Chairman of the Board               Trustee                        Levcor International, Inc., an apparel fabric processor,
(1995)                                                                Director
                                                                   Century Business Services, Inc., a provider of
                                                                      outsourcing functions for small and medium size
                                                                      companies, Director
                                                                   The Newark Group, a provider of a national market
                                                                      of paper recovery facilities, paperboard mills
                                                                      and paperboard converting plants, Director

David P. Feldman (63)               Corporate Director and         BBH Mutual Funds Group (11 funds), Director
Board Member (1996)                 Trustee                        The Jeffrey Company, a private investment
                                                                      company, Director
                                                                   QMED, a medical device company, Director

Ehud Houminer (62)                  Professor and                  Avnet Inc., an electronics distributor, Director
Board Member (1993)                   Executive-in-Residence at    Super Sol Limited, an Israeli supermarket chain,
                                      the Columbia Business          Director
                                      School, Columbia
                                      University;
                                      Principal of Lear, Yavitz
                                      and Associates, a
                                      management consulting firm
                                      from 1996 to 2001

Gloria Messinger (73)               Arbitrator for American        Yale Law School Fund, Director
Board Member (1993)                   Arbitration Association      Theater for a New Audience, Inc., Director
                                      and National Association     New York Women's Agenda Music Performance Trust
                                      of Securities Dealers,         Fund, Director
                                      Inc.; Consultant in          Brooklyn Philharmonic, Director
                                      Intellectual Property

T. John Szarkowski (77)             Consultant in Photography      Photography Department at The Museum of Modern
Board Member (1996)                                                Art, Director Emeritus
Anne Wexler (73)                    Chairman of the Wexler         Wilshire Mutual Funds (5 funds), Director
Board Member (1996)                   Group, consultants           Methanex Corporation, a methanol production
                                      specializing in government     company, Director
                                      relations and public         Member of the Council of Foreign Relations
                                      affairs                      Member of the National Park Foundation



__________________
1    None of the Board members are "interested persons" of the Company, as defined in the 1940 Act.



      Board members are elected to serve for an indefinite term. The Company has standing audit, nominating and compensation committees, each comprised of its Board members who are not "interested persons" of the Company, as defined in the 1940 Act. The function of the audit committee is to oversee the Company's financial and reporting policies and certain internal control matters; the function of the nominating committee is to select and nominate all candidates who are not "interested persons" of the Company for election to the Company's Board; and the function of the compensation committee is to establish the appropriate compensation for serving on the Board. The nominating committee does not normally consider nominees recommended by shareholders. The Company also has a standing pricing committee comprised of any one Board member. The function of the pricing committee is to assist in valuing the Funds' investments. The audit and pricing committees each met twice during the fiscal year ended August 31, 2002. The nominating committee and compensation committee did not meet during the last fiscal year.

      The table below indicates the dollar range of each Board member's ownership of Fund shares and shares of other funds in the Dreyfus Family of Funds for which he or she is a Board member, in each case as of December 31, 2002.




                               JOSEPH S.                                                           T. JOHN
                               DIMARTINO      DAVID P. FELDMAN  EHUD HOUMINER    GLORIA MESSINGER  SZARKOWSKI     ANNE WEXLER
Dreyfus Premier                None           None              None             None              $1-$10,000     None
International Value Fund

Dreyfus Emerging Leaders Fund  None           None              None             None              None           None

Dreyfus Midcap Value Fund      None           $10,001 -         None             None              None           None
                                              $50,000
Dreyfus Midcap Value Plus      $1-$10,000     None              None             $10,001 -         $10,001 -      None
Fund                                                                             $50,000           $50,000

Dreyfus Large Company Value    None           None              None             None              $10,001 -      None
Fund                                                                                               $50,000

Dreyfus Small Company Value    None           None              None             $10,001 -         None           None
Fund                                                                             $50,000

Dreyfus Premier Technology     $1-$10,000     $1-$10,000        $1 - $10,000     $1 - $10,000      None           None
Growth Fund

Dreyfus Premier Strategic      None           None              $1 - $10,000     None              None           None
Value Fund

Dreyfus Premier Future         $1-$10,000     None              None             None              None           None
Leaders Fund

Dreyfus Premier Structured     None           None              None             None              None           None
Midcap Fund

Dreyfus Premier Growth Fund    None           None              None             None              None           None

Dreyfus Premier Small          None           None              None             None              None           None
Company Growth Fund

Aggregate Holdings of Funds    Over $100,000     $50,001-$100,000  Over $100,000 $50,001-$100,000  $10,001 -      None
in the Dreyfus Family of                                                                           $50,000
Funds


      As of December 31, 2002, none of the Board members or their immediate family members owned securities of the Manager, a Sub-Adviser, the Distributor or any person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with the Manager, a Sub-Adviser, or the Distributor.

      The Company typically pays its Board members its allocated portion of an annual retainer of $25,000 and of a per meeting fee of $4,000 (with a minimum of $500 per meeting and per telephone meeting) attended for the Company and two other funds (comprised of four portfolios) in the Dreyfus Family of Funds, and reimburses them for their expenses. The Chairman of the Board receives an additional 25% of such compensation. Emeritus Board members are entitled to receive an annual retainer and a per meeting attended fee of one-half the amount paid to them as Board members. The aggregate amount of compensation paid to each Board member by the Company for the fiscal year ended August 31, 2002, and by all funds in the Dreyfus Family of Funds for which such person is a Board member (the number of portfolios of such funds is set forth in parenthesis next to each Board member's total compensation) for the year ended December 31, 2002, was as follows:

                                                     Total Compensation
                                Aggregate            From the Company and
Name of Board                 Compensation           Fund Complex Paid
    MEMBER                  FROM THE COMPANY*         TO BOARD MEMBER(**)

Joseph S. DiMartino           $20,909                 $815,938 (191)
David P. Feldman              $16,727                 $167,000 (53)
John M. Fraser, Jr.***         $4,634                  $32,500 (42)
Ehud Houminer                 $16,727                  $84,000 (25)
Gloria Messinger              $16,727                  $45,000 (18)
T. John Szarkowski            $15,269                  $37,500 (18)
Anne Wexler                   $15,234                  $80,000 (29)
___________________________
* Amount does not include reimbursed expenses for attending Board meetings, which amounted to $39,690 for all Board members as a group.

** Represents the number of separate portfolios comprising the investment companies in the Fund Complex, including the Funds, for which the Board members serve.

***  Emeritus Board member as of May 24, 2000.


OFFICERS OF THE COMPANY

STEPHEN E. CANTER, PRESIDENT SINCE MARCH 2000. Chairman of the Board, Chief
     Executive Officer and Chief Operating Officer of the Manager, and an officer of 94 investment companies (comprised of 186 portfolios) managed by the Manager. Mr. Canter also is a Board member and, where applicable, an Executive Committee Member, of the other investment management subsidiaries of Mellon Financial Corporation, each of which `is an affiliate of the Manager. He is 57 years old and has been an employee of the Manager since May 1995.

STEPHEN R. BYERS, EXECUTIVE VICE PRESIDENT SINCE NOVEMBER 2002. Chief Investment
     Officer, Vice Chairman and a Director of the Manager, and an officer of 94 investment companies (comprised of 186 portfolios) managed by the Manager. Mr. Byers also is an Officer, Director or an Executive Committee Member of certain other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 49 years old and has been an employee of the Manager since January 2000. Prior to joining the Manager, he served as an Executive Vice President - Capital Markets, Chief Financial Officer and Treasurer at Gruntal & Co., L.L.C.

MARK N. JACOBS, VICE PRESIDENT SINCE MARCH 2000. Executive Vice President,
     Secretary and General Counsel of the Manager, and an officer of 95 investment companies (comprised of 202 portfolios) managed by the Manager. He is 57 years old and has been an employee of the Manager since June 1977.

MICHAEL A. ROSENBERG, SECRETARY SINCE MARCH 2000. Associate General Counsel of the Manager, and an officer of 93 investment companies (comprised of 198 portfolios) managed by the Manager. He is 43 years old and has been an employee of the Manager since October 1991.

STEVEN F. NEWMAN, ASSISTANT SECRETARY SINCE MARCH 2000. Associate General
     Counsel and Assistant Secretary of the Manager, and an officer of 95 investment companies (comprised of 202 portfolios) managed by the Manager. He is 53 years old and has been an employee of the Manager since July 1980.

JAMES WINDELS, TREASURER SINCE NOVEMBER 2001. Director - Mutual Fund Accounting of the Manager, and an officer of 95 investment companies (comprised of 202 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since April 1985.

KENNETH J. SANDGREN, ASSISTANT TREASURER SINCE NOVEMBER 2001. Mutual Funds Tax
     Director of the Manager, and an officer of 95 investment companies (comprised of 202 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since June 1993.

ROBERT S. ROBOL, ASSISTANT TREASURER SINCE OCTOBER 2002. Senior Accounting
     Manager - Equity Funds of Dreyfus, and an officer of 24 investment companies (comprised of 102 portfolios) managed by Dreyfus. He is 39 years old and has been an employee of Dreyfus since October 1988.

ROBERT SVAGNA, ASSISTANT TREASURER SINCE OCTOBER 2002. Senior Accounting Manager
     - Equity Funds of Dreyfus, and an officer of 24 investment companies (comprised of 102 portfolios) managed by Dreyfus. He is 36 years old and has been an employee of Dreyfus since November 1990.

WILLIAM GERMENIS, ANTI-MONEY LAUNDERING COMPLIANCE OFFICER SINCE OCTOBER 2002.
     Vice President and Anti-Money Laundering Compliance Officer of the Distributor, and the Anti-Money Laundering Compliance Officer of 90 investment companies (comprised of 197 portfolios) managed by the Manager. He is 32 years old and has been an employee of the Distributor since October 1998. Prior to joining the Distributor, he was a Vice President of Compliance Data Center, Inc.

      The address of each Board member and officer of the Company is 200 Park Avenue, New York, New York 10166.

      The Company's Board members and officers, as a group, owned less than 1% of each Fund's voting securities outstanding on December 19, 2002. See "Information About the Company and Funds" for a list of shareholders known by the Company to own of record 5% or more of a Fund's outstanding voting securities as of December 19, 2002.

                           MANAGEMENT ARRANGEMENTS

      INVESTMENT ADVISER. The Manager is a wholly-owned subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Financial Corporation ("Mellon"). Mellon is a global financial holding company incorporated under Pennsylvania law in 1971 and registered under the Federal Bank Holding Company Act of 1956, as amended. Mellon provides a comprehensive range of financial products and services in domestic and selected international markets.

      The Manager provides management services pursuant to a Management Agreement (the "Agreement") between the Manager and the Company. As to each Fund, the Agreement is subject to annual approval by (i) the Company's Board or (ii) vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of such Fund, provided that in either event the continuance also is approved by a majority of the Board members who are not "interested persons" (as defined in the 1940 Act) of the Company or the Manager, by vote cast in person at a meeting called for the purpose of voting on such approval. As to each Fund, the Agreement is terminable without penalty, on 60 days' notice, by the Company's Board or by vote of the holders of a majority of such Fund's shares, or, on not less than 90 days' notice, by the Manager. The Agreement will terminate automatically, as to the relevant Fund, in the event of its assignment (as defined in the 1940 Act).

      The following persons are officers and/or directors of the Manager:
Stephen E. Canter, Chairman of the Board, Chief Executive Officer and Chief Operating Officer; Michael G. Millard, President and a director; Stephen R. Byers, Chief Investment Officer, Vice Chairman and a director; J. Charles Cardona, Vice Chairman and a director; Lawrence S. Kash, Vice Chairman; J. David Officer, Vice Chairman and a director; Ronald P. O'Hanley III, Vice Chairman and a director; Diane P. Durnin, Executive Vice President; Mark N. Jacobs, Executive Vice President, General Counsel and Secretary; Patrice M. Kozlowski, Senior Vice President-Corporate Communications; Mary Beth Leibig, Vice President-Human Resources; Theodore A. Schachar, Vice President-Tax; Angela E. Price, Vice President; Wendy H. Strutt, Vice President; Ray Van Cott, Vice President-Information Systems; William H. Maresca, Controller; James Bitetto, Assistant Secretary; Steven F. Newman, Assistant Secretary; and Mandell L. Berman, Steven G. Elliott, David F. Lamere, Martin G. McGuinn and Richard W. Sabo, directors.

      SUB-INVESTMENT ADVISERS. With respect to Dreyfus Midcap Value Plus Fund, the Manager has entered into a Sub-Investment Advisory Agreement with TBCAM (the "TBCAM Sub-Advisory Agreement"). The TBCAM Sub-Advisory Agreement is subject to annual approval by (i) the Company's Board or (ii) vote of a majority (as defined in the 1940 Act) of Dreyfus Midcap Value Plus Fund's outstanding voting securities, provided that in either event the continuance also is approved by a majority of the Board members who are not "interested persons" (as defined in the 1940 Act) of the Company or TBCAM, by vote cast in person at a meeting called for the purpose of voting on such approval.
The TBCAM Sub-Advisory Agreement is terminable without penalty (i) by the Manager on 60 days' notice, (ii) by the Company's Board or by vote of the holders of a majority of the Fund's outstanding voting securities on 60 days' notice, or (iii) by TBCAM upon not less than 90 days' notice. The TBCAM Sub-Advisory Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

      The following persons are directors of TBCAM: Francis D. Antin, Stephen E. Canter, John J. Nagorniak, Ronald P. O'Hanley, Peter I. Higgins and Corey A. Griffin.

      With respect to Dreyfus Premier Structured Midcap Fund, the Manager has entered into a Sub-Investment Advisory Agreement with Franklin Portfolio (the "Franklin Sub-Advisory Agreement"). The Franklin Sub-Advisory Agreement is subject to annual approval by (i) the Company's Board or (ii) vote of a majority (as defined in the 1940 Act) of Dreyfus Premier Structured Midcap Fund's outstanding voting securities, provided that in either event the continuance also is approved by a majority of the Board members who are not "interested persons" (as defined in the 1940 Act) of the Company or Franklin Portfolio, by vote cast in person at a meeting called for the purpose of voting on such approval. The Franklin Sub-Advisory Agreement is terminable without penalty (i) by the Manager on 60 days' notice, (ii) by the Company's Board or by vote of the holders of a majority of the Fund's outstanding voting securities on 60 days' notice, or (iii) by Franklin Portfolio upon not less than 90 days' notice. The Franklin Sub-Advisory Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

      The following persons are directors of Franklin Portfolio Holdings, LLC (parent company of Franklin Portfolio): John J. Nagorniak, Chairman of the Board, and John S. Core, Stephen E. Canter, Paul F. Healey and Ronald P. O'Hanley, directors.

      PORTFOLIO MANAGEMENT. The Manager manages each Fund's investments in accordance with the stated policies of the Fund, subject to the approval of the Company's Board. TBCAM and Franklin Portfolio provide day-to-day management of the investments of Dreyfus Midcap Value Plus Fund and Dreyfus Premier Structured Midcap Fund, respectively, subject to the supervision of the Manager and the Company's Board. Each Fund's adviser is responsible for investment decisions, and provides the Fund with portfolio managers who are authorized by the Board to execute purchases and sales of securities.

      The Funds' portfolio managers are as follows:

Dreyfus Large Company Value Fund         Douglas Ramos

Dreyfus Midcap Value Fund                Peter I. Higgins
                                         Brian C. Ferguson

Dreyfus Small Company Value Fund         Peter I. Higgins

Dreyfus Premier International Value Fund D. Kirk Henry
                                         Carolyn M. Kedersha
                                         Andrea M. Clark
                                         Clifford A. Smith

Dreyfus Emerging Leaders Fund            Paul Kandel
                                         Hilary Woods
                                         George Saffaye

Dreyfus Midcap Value Plus Fund           Brian C. Ferguson

Dreyfus Premier Strategic Value Fund     Quinn R. Stills
                                         Douglas Ramos

Dreyfus Premier Technology Growth Fund   Mark Herskovitz
                                         Barry Mills
                                         Charles A. Thomas

Dreyfus Premier Future Leaders Fund      Paul Kandel
                                         Hilary Woods
                                         George Saffaye

Dreyfus Premier Growth Fund              L. Emerson Tuttle

Dreyfus Premier Structured Midcap Fund   Michael F. Dunn

Dreyfus Premier Small Company Growth     B. Randall Watts
Fund

Dreyfus Premier Select Growth Fund       Terence J. McLaughlin, Fred A.
                                         Kuehndorf and Deborah C. Ohl

Dreyfus Premier Select Midcap Growth     Terence J. McLaughlin, Fred A.
Fund                                     Kuehndorf and Deborah C. Ohl

      The Manager, TBCAM and Franklin Portfolio each maintain research departments with professional portfolio managers and securities analysts who provide research services for the Funds and for other funds advised by the Manager, TBCAM or Franklin Portfolio.

      In approving the current Management Agreement and the TBCAM Sub-Investment Advisory Agreement and the Franklin Sub-Investment Advisory Agreement, as the case may be, the Board considered a number of factors, including the nature and quality of the services provided by the Manager and the relevant Sub-Adviser; the investment philosophy and investment approach as applied to the Funds by the Manager and the relevant Sub-Adviser; the investment management expertise of the Manager and the relevant Sub-Adviser in respect of the Funds' investment strategies; the personnel, resources and experience of the Manager and the relevant Sub-Adviser; the Funds' performance history and the management fees paid to the Manager and the relevant Sub-Adviser relative to those of mutual funds with similar investment objectives, strategies and restrictions; the Manager's costs of providing services under the Agreement and the Sub-Adviser's costs of providing services under the relevant Sub-Investment Advisory Agreement; the relationship between the fees paid to the Manager under the Agreement and the Company's Distribution Plan; and ancillary benefits the Manager or a Sub-Adviser may receive from its relationship with the Company.

      Mellon Bank, N.A., the Manager's parent, and its affiliates may have deposit, loan and commercial banking or other relationships with the issuers of securities purchased by a Fund. The Manager has informed the Company that in making its investment decisions it does not obtain or use material inside information that Mellon Bank, N.A. or its affiliates may possess with respect to such issuers.

      The Company, the Manager, Franklin Portfolio, TBCAM and the Distributor each have adopted a Code of Ethics that permits its personnel, subject to such respective Code of Ethics, to invest in securities, including securities that may be purchased or held by a Fund. The Manager's Code of Ethics subjects its employees' personal securities transactions to various restrictions to ensure that such trading does not disadvantage any fund advised by the Manager. In that regard, portfolio managers and other investment personnel of the Manager must preclear and report their personal securities transactions and holdings, which are reviewed for compliance with the Manager's Code of Ethics and also are subject to the oversight of Mellon's Investment Ethics Committee. Portfolio managers and other investment personnel who comply with the preclearance and disclosure procedures of the Manager's Code of Ethics and the requirements of the Committee may be permitted to purchase, sell or hold securities which also may be or are held in fund(s) they manage or for which they otherwise provide investment advice.

      The Manager maintains office facilities on behalf of the Funds, and furnishes statistical and research data, clerical help, accounting, data processing, bookkeeping and internal auditing and certain other required services to the Funds. The Manager may pay the Distributor for shareholder services from the Manager's own assets, including past profits but not including the management fees paid by the Funds. The Distributor may use part or all of such payments to pay Service Agents (as defined below) in respect of these services. The Manager also may make such advertising and promotional expenditures, using its own resources, as it from time to time deems appropriate.

      EXPENSES. All expenses incurred in the operation of the Company are borne by the Company, except to the extent specifically assumed by the Manager (or Sub-Advisers with respect to Dreyfus Premier Structured Midcap Fund and Dreyfus Midcap Value Plus Fund, as the case may be). The expenses borne by the Company include: organizational costs, taxes, interest, loan commitment fees, interest and distributions paid on securities sold short, brokerage fees and commissions, if any, fees of Board members who are not officers, directors, employees or holders of 5% or more of the outstanding voting securities of the Manager or its affiliates, Securities and Exchange Commission fees, state Blue Sky qualification fees, advisory fees, charges of custodians, transfer and dividend disbursing agents' fees, certain insurance premiums, industry association fees, outside auditing and legal expenses, costs of maintaining the Company's existence, costs of independent pricing services, costs attributable to investor services (including, without limitation, telephone and personnel expenses), costs of preparing and printing prospectuses and statements of additional information for regulatory purposes and for distribution to existing shareholders, costs of shareholders' reports and meetings, and any extraordinary expenses. In addition, each class of shares bears any class specific expenses allocated to such class, such as expenses related to the distribution and/or shareholder servicing of such class. The Dreyfus Premier Funds' Class B, Class C and Class T shares are subject to annual distribution fees, and Class A, Class B, Class C and Class T shares of the Dreyfus Premier Funds and shares of the other Funds are subject to annual shareholder service fees. See "Distribution Plan and Shareholder Services Plan." Expenses attributable to a particular Fund are charged against the assets of that Fund; other expenses of the Company are allocated among the Funds (and classes thereof) on the basis determined by the Board, including, but not limited to, proportionately in relation to the net assets of each Fund (or each class thereof).

      As compensation for the Manager's services to the Company, the Company has agreed to pay the Manager a monthly management fee at the annual rate of 1.00% of the value of the average daily net assets of Dreyfus Premier International Value Fund, 0.90% of the value of the average daily net assets of each of Dreyfus Emerging Leaders Fund, Dreyfus Premier Future Leaders Fund and Dreyfus Premier Small Company Growth Fund and 0.75% of the value of the average daily net assets of each other Fund.

      For the fiscal years ended August 31, 2000, 2001 and 2002 (except as indicated), the management fees payable by each indicated Fund, the amounts waived by the Manager and the net fee paid by the Fund were as follows:

Name of Fund                        Management Fee Payable               Reduction In Fee                    Net Fee Paid
                            2000       2001             2002        2000   2001        2002        2000        2001         2002
Dreyfus Emerging
Leaders Fund           $ 7,604,288   $12,176,193    $11,611,223   $    0   $     0    $     0   $ 7,604,288  $12,176,193 $11,611,223

Dreyfus Midcap Value
Fund                   $   792,077   $ 4,754,055    $ 8,624,723   $    0   $     0    $     0   $  792,077   $ 4,754,055 $ 8,624,723

Dreyfus Midcap Value
Plus Fund                  N/A       $     2,628*** $    37,854    N/A     $ 2,628*** $37,854    N/A         $    0***   $         0

Dreyfus Large Company
Value Fund*            $   757,049   $   578,150    $   600,744   $    0   $     0    $     0   $  757,049   $   578,150 $   600,744

Dreyfus Small Company
Value Fund*            $ 2,267,541   $ 2,261,347    $ 2,082,999   $    0   $     0    $     0   $ 2,267,541  $ 2,261,347  $2,082,999

Dreyfus Premier
International Value
Fund                   $ 3,390,598   $ 3,473,060    $ 3,207,586   $    0   $     0    $     0   $ 3,390,598  $ 3,473,060  $3,207,586

Dreyfus Premier
Technology Growth Fund $15,928,289   $14,641,348    $ 7,688,221   $    0   $     0    $     0   $15,928,289  $14,641,348  $7,688,221

Dreyfus Premier
Strategic Value Fund   $   492,537   $   762,661    $ 1,006,634   $    0   $     0    $     0     $492,537   $   762,661  $1,006,634

Dreyfus Premier Future
Leaders Fund           $     4,961** $   268,997    $ 1,198,727   $4,961** $49,071    $     0          $0**  $   219,926  $1,198,727

Dreyfus Premier
Structured Midcap Fund     N/A       $     2,556*** $    14,421     N/A    $ 2,556*** $14,421       N/A      $    0***    $        0

Dreyfus Premier Growth
Fund                       N/A         N/A          $     7,595+    N/A     N/A       $ 7,595+       N/A      N/A         $       0+

Dreyfus Premier Small
Company Growth Fund        N/A         N/A          $     1,454++   N/A     N/A       $ 1,454++      N/A      N/A         $      0++

______________________
*    Effective April 25, 2001, the Fund's fiscal year end was changed from
     October 31 to August 31. Accordingly, the management fees paid by the Fund as shown in the table are for the fiscal year ended October 31, 2000, for the period November 1, 2000 through August 31, 2001, and for the fiscal year ended August 31, 2002.
**   For the period June 30, 2000 (commencement of operations) through August
     31, 2000.
***  For the period June 29, 2001 (commencement of operations) through August
     31, 2001.
+    For the period December 31, 2001 (commencement of operations) through
     August 31, 2002.
++   For the period June 28, 2002 (commencement of operations) through August
     31, 2002.



      As Dreyfus Premier Select Growth Fund and Dreyfus Premier Select Midcap Growth Fund had not completed their first fiscal year as of the date of this Statement of Additional Information, no information on management fees paid by those Funds to the Manager is available.

      The Manager has agreed to pay each of TBCAM and Franklin Portfolio an annual sub-advisory fee, calculated daily and payable monthly, as compensation for their services to Dreyfus Midcap Value Plus Fund and Dreyfus Premier Structured Midcap Fund, respectively. The annual rate of sub-advisory fees paid by the Manager to TBCAM and Franklin Portfolio, based on a percentage of the average daily net assets of Dreyfus Midcap Value Plus Fund and Dreyfus Premier Structured Midcap Fund, respectively, are as follows:

                                        Annual Fee as a Percentage
     TOTAL ASSETS                       OF AVERAGE DAILY NET ASSETS

     0 up to $100 million                          0.25%
     $100 million up to $1 billion                 0.20%
     $1 billion up to $1.5 billion                 0.16%
     $1.5 billion or more                          0.10%

      As to each Fund, the Manager has agreed that if in any fiscal year the aggregate expenses of the Fund, exclusive of taxes, brokerage, interest on borrowings and (with the prior written consent of the necessary state securities commissions) extraordinary expenses, but including the management fee, exceed the expense limitation of any state having jurisdiction over the Fund, the Fund may deduct from the payment to be made to the Manager under the Agreement, or the Manager will bear, such excess expense to the extent required by state law. Such deduction or payment, if any, will be estimated daily, and reconciled and effected or paid, as the case may be, on a monthly basis.

      The aggregate of the fees payable to the Manager is not subject to reduction as the value of a Fund's net assets increases.

      DISTRIBUTOR. The Distributor, a wholly-owned subsidiary of the Manager located at 200 Park Avenue, New York, New York 10166, serves as each Fund's distributor on a best efforts basis pursuant to an agreement with the Company which is renewable annually.

      From August 24, 1994 through March 21, 2000, Premier Mutual Fund Services, Inc. ("Premier") acted as the Company's distributor. Therefore, the disclosure below of amounts retained on the sale of Dreyfus Premier Fund shares for the periods prior to March 22, 2000 refers to amounts retained by Premier and for the periods from March 22, 2000 thereafter refers to amounts retained by the Distributor from sales loads with respect to Class A and Class T shares and from contingent deferred sales charges ("CDSCs") with respect to Class B and Class C shares.


                                PERIOD FROM        PERIOD FROM
                                SEPTEMBER 1, 1999  MARCH 22, 2000      TOTAL
                                TO                 THROUGH             FISCAL YEAR       FISCAL YEAR
NAME OF FUND/CLASS              MARCH 21, 2000     AUGUST 31, 2000     ENDED 2000        ENDED 2001      FISCAL YEAR ENDED 2002

Dreyfus Premier Technology
Growth Fund

   Class A                      $1,761,286         $1,022,446          $ 2,783,732       $  651,422      $  120,953
   Class B                      $  227,230         $  928,802          $1,156,032        $2,057,725      $1,715,690
   Class C                      $        0         $        0          $        0        $  241,276      $   35,557
   Class T                      $        0         $        0          $        0        $        0      $    8,084
Dreyfus Premier Future
Leaders Fund
   Class A                       N/A               $    1,607*         $    1,607*       $   47,247       $  67,822
   Class B                       N/A               $        0*         $        0*       $        0       $  93,125
   Class C                       N/A               $      100*         $      100*       $        0       $   6,913
   Class T                       N/A               $        0*         $       0*        $      506       $     242
Dreyfus Premier Strategic
Value Fund
   Class A                       N/A               N/A                 N/A               $        0**      $      0
   Class B                       N/A               N/A                 N/A               $        0**      $  3,435
   Class C                       N/A               N/A                 N/A               $        0**      $    338
   Class T                       N/A               N/A                 N/A               $        0**      $     14
Dreyfus Premier Structured
Midcap Fund
   Class A                       N/A              N/A                 N/A               $        0+       $      0
   Class B                       N/A              N/A                 N/A               $        0+       $      0
   Class C                       N/A              N/A                 N/A               $        0+       $      0
   Class T                       N/A              N/A                 N/A               $        0+       $      0
Dreyfus Premier
Inter-national Value Fund++
   Class A                       N/A              N/A                 N/A               N/A               N/A
   Class B                       N/A              N/A                 N/A               N/A               N/A
   Class C                       N/A              N/A                 N/A               N/A               N/A
   Class T                       N/A              N/A                 N/A               N/A               N/A
Dreyfus Premier Growth Fund
   Class A                       N/A              N/A                 N/A               N/A               $    248#
   Class B                       N/A              N/A                 N/A               N/A               $      0#
   Class C                       N/A              N/A                 N/A               N/A               $      0#
   Class T                       N/A              N/A                 N/A               N/A               $      0#
Dreyfus Premier Small
Company Growth Fund
   Class A                       N/A              N/A                 N/A               N/A               $     71##
   Class B                       N/A              N/A                 N/A               N/A               $      0##
   Class C                       N/A              N/A                 N/A               N/A               $      0##
   Class T                       N/A              N/A                 N/A               N/A               $      0##


______________________________
*    For the period June 30, 2000 (commencement of operations) through August
     31, 2000.
**   For the period June 1, 2001 (commencement of multi-class structure) through
     August 31, 2001.
+    For the period June 29, 2001 (commencement of operations) through August
     31, 2001.
++   The Fund commenced a multi-class structure on November 15, 2002.
#    For the period December 31, 2001 (commencement of operations) through
     August 31, 2002.
##   For the period June 28, 2002 (commencement of operations) through August
     31, 2002.


      The Distributor compensates certain Service Agents for selling Class B or Class C shares of Dreyfus Premier Funds at the time of purchase from its own assets. The proceeds of the CDSC and fees pursuant to the Company's Distribution Plan (as described below), in part, are used to defray these expenses.


      The Distributor may pay Service Agents that have entered into agreements with the Distributor a fee based on the amount invested through such Service Agents in Fund shares by employees participating in qualified or non-qualified employee benefit plans, including pension, profit-sharing and other deferred compensation plans, whether established b corporations, partnerships, non-profit entities or state and local governments ("Retirement Plans"), or other programs. The term "Retirement Plans" does not include IRAs, IRA "Rollover Accounts" or IRAs set up under a Simplified Employee Pension Plan ("SEP-IRAs"). Generally, the Distributor may pay such Service Agents a fee of up to 1% of the amount invested through the Service Agents. The Distributor, however, may pay Service Agents a higher fee and reserves the right to cease paying these fees at any time. The Distributor will pay such fees from its own funds, other than amounts received from the Fund, including past profits or any other source available to it. Sponsors of such Retirement Plans or the participants therein should consult their Service Agent for more information regarding any such fee payable to the Service Agent.


      The Distributor, at its expense, may provide promotional incentives to Service Agents that sell shares of funds advised by the Manager which are sold with a sales load. In some instances, those incentives may be offered only to certain Service Agents who have sold or may sell significant amounts of shares.

      TRANSFER AND DIVIDEND DISBURSING AGENT AND CUSTODIAN. Dreyfus Transfer, Inc. (the "Transfer Agent"), a wholly-owned subsidiary of the Manager, 200 Park Avenue, New York, New York 10166, is the Company's transfer and dividend disbursing agent. Under a transfer agency agreement with the Company, the Transfer Agent arranges for the maintenance of shareholder account records for each Fund, the handling of certain communications between shareholders and the Fund and the payment of dividends and distributions payable by the Fund. For these services, the Transfer Agent receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for each Fund during the month, and is reimbursed for certain out-of-pocket expenses.

      Mellon Bank, N.A., One Mellon Bank Center, Pittsburgh, Pennsylvania 15258, acts as custodian for the investments of each Fund, except Dreyfus Premier International Value Fund. The Bank of New York, 100 Church Street, 10th floor, New York, New York 10286, acts as custodian for the investments of Dreyfus Premier International Value Fund. Neither custodian has any part in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund. Under a custody agreement with the Company, the relevant custodian holds the Fund's securities and keeps all necessary accounts and records. For its custody services, the custodian receives a monthly fee based on the market value of each respective Fund's assets held in custody and receives certain securities transaction charges.

                              HOW TO BUY SHARES

      ALL FUNDS, EXCEPT THE DREYFUS PREMIER FUNDS--GENERAL. Shares of these Funds are sold without a sales charge. You may be charged a fee if you effect transactions in Fund shares through a securities dealer, bank or other financial institution (collectively, "Service Agents"). Stock certificates are issued only upon your written request. No certificates are issued for fractional shares. The Fund reserves the right to reject any purchase order.

      The minimum initial investment is $2,500, or $1,000 if you are a client of a Service Agent which maintains an omnibus account in the Fund and has made an aggregate minimum initial purchase for its customers of $2,500. Subsequent investments must be at least $100. However, the minimum initial investment is $750 for Dreyfus-sponsored Keogh Plans, IRAs (including regular IRAs, spousal IRAs for a non-working spouse, Roth IRAs, SEP-IRAs and rollover
IRAs) and 403(b)(7) Plans with only one participant and $500 for Dreyfus-sponsored Education Savings Accounts, with no minimum for subsequent purchases. The initial investment must be accompanied by the Account Application. For full-time or part-time employees of the Manager or any of its affiliates or subsidiaries, directors of the Manager, Board members of a fund advised by the Manager, including members of the Company's Board, or the spouse or minor child of any of the foregoing, the minimum initial investment is $1,000. For full-time or part-time employees of the Manager or any of its affiliates or subsidiaries who elect to have a portion of their pay directly deposited into their Fund accounts, the minimum initial investment is $50. Fund shares are offered without regard to the minimum initial investment requirements to Board members of a fund advised by the Manager, including members of the Company's Board, who elect to have all or a portion of their compensation for serving in that capacity automatically allocated to a Fund. The Company reserves the right to offer Fund shares without regard to minimum purchase requirements to employees participating in certain Retirement Plans or other programs where contributions or account information can be transmitted in a manner and form acceptable to the Company. The Company reserves the right to vary further the initial and subsequent investment minimum requirements at any time.

      Shares of these Funds also are offered without regard to the minimum initial investment requirements through Dreyfus-Automatic Asset Builder(R), Dreyfus Government Direct Deposit Privilege or Dreyfus Payroll Savings Plan pursuant to the Dreyfus Step Program described under "Shareholder Services." These services enable you to make regularly scheduled investments and may provide you with a convenient way to invest for long-term financial goals. You should be aware, however, that periodic investment plans do not guarantee a profit and will not protect an investor against loss in a declining market.

      Management understands that some Service Agents may impose certain conditions on their clients which are different from those described in the relevant Fund's Prospectus and this Statement of Additional Information, and, to the extent permitted by applicable regulatory authority, may charge their clients direct fees. You should consult your Service Agents in this regard.

      Shares of these Funds are sold on a continuous basis at the net asset value per share next determined after an order in proper form is received by the Transfer Agent or other entity authorized to receive orders on behalf of the Fund. Net asset value per share is determined as of the close of trading on the floor of the New York Stock Exchange (usually 4:00 p.m., Eastern time), on days the New York Stock Exchange is open for regular business. For purposes of determining net asset value, certain options and futures contracts may be valued 15 minutes after the close of trading on the floor of the New York Stock Exchange. Net asset value per share is computed by dividing the value of the Fund's net assets (i.e., the value of its assets less liabilities) by the total number of Fund shares outstanding. For information regarding the methods employed in valuing the Funds' investments, see "Determination of Net Asset Value."

      For certain institutions that have entered into agreements with the Distributor, payment for the purchase of Fund shares may be transmitted, and must be received by the Transfer Agent, within three business days after the order is placed. If such payment is not received within three business days after the order is placed, the order may be cancelled and the institution could be held liable for resulting fees and/or losses.

      DREYFUS EMERGING LEADERS FUND ONLY. Dreyfus Emerging Leaders Fund closed to new investors on June 30, 2000. Shareholders of the Fund on that date may continue to buy shares in accounts existing on that date. Investors who did not own shares of the Fund on June 30, 2000 generally will not be allowed to buy shares of the Fund, except that new accounts may be established: (1) by participants in most group employer retirement plans (and their successor plans) if the Fund had been established as an investment option under the plans (or under another plan sponsored by the same employer) by June 30, 2000; and (2) 401(k) plans sponsored by financial institutions approved by the Manager on or about June 30, 2000. Shareholders whose accounts were closed before or after June 30, 2000 may not reactivate their accounts or open new accounts. These restrictions generally will apply to investments made directly with the Manager and investments made through intermediaries. Investors may be required to demonstrate eligibility to buy shares of the Fund before a purchase order is accepted.

      DREYFUS PREMIER FUNDS ONLY--GENERAL. Class A shares, Class B shares, Class C shares and Class T shares of the Dreyfus Premier Funds may be purchased only by clients of Service Agents, except that full-time or part-time employees of the Manager or any of its affiliates or subsidiaries, directors of the Manager, Board members of a fund advised by the Manager, including members of the Company's Board, or the spouse or minor child of any of the foregoing may purchase Class A shares directly through the Distributor. Subsequent purchases may be sent directly to the Transfer Agent or your Service Agent.


      Class R shares are offered only to (i) bank trust departments and other financial service providers (including Mellon Bank, N.A. and its affiliates) acting on behalf of their customers having a qualified trust or investment account or relationship at such institution, or to customers who have received and hold Class R shares of a fund distributed to them by virtue of such an account or relationship, and (ii) institutional investors acting for themselves or in a fiduciary, advisory, agency, custodial or similar capacity for Retirement Plans and SEP-IRAs. Class R shares may be purchased for a Retirement Plan or SEP-IRA only by a custodian, trustee, investment manager or other entity authorized to act on behalf of such Retirement Plan or SEP-IRA. In addition, holders of Class R shares of a fund who have held their shares since June 5, 2003 may continue to purchase Class R shares of the fund for their existing accounts whether or not they would otherwise be eligible to do so. Institutions effecting transactions in Class R shares for the accounts of their clients may charge their clients direct fees in connection with such transactions.


      When purchasing shares of a Dreyfus Premier Fund, you must specify which Class is being purchased. Stock certificates are issued only upon your written request. No certificates are issued for fractional shares. The Company reserves the right to reject any purchase order.

      Service Agents may receive different levels of compensation for selling different Classes of shares. Management understands that some Service Agents may impose certain conditions on their clients which are different from those described in the relevant Fund's Prospectus and this Statement of Additional Information, and, to the extent permitted by applicable regulatory authority, may charge their clients direct fees. You should consult your Service Agent in this regard.

      The minimum initial investment is $1,000. Subsequent investments must be at least $100. However, the minimum initial investment is $750 for Dreyfus-sponsored Keogh Plans, IRAs (including regular IRAs, spousal IRAs for a non-working souse, Roth IRAs, SEP-IRAs and rollover IRAs) and 403(b)(7) Plans with only one participant and $500 for Dreyfus-sponsored Education Savings Accounts, with no minimum for subsequent purchases. The initial investment must be accompanied by the Account Application. The Company reserves the right to offer Fund shares without regard to minimum purchase requirements to employees participating in certain Retirement Plans or other programs where contributions or account information can be transmitted in a manner and form acceptable to the Company. The Company reserves the right to vary further the initial and subsequent investment minimum requirements at any time.

      The Internal Revenue Code of 1986, as amended (the "Code"), imposes various limitations on the amount that may be contributed to certain Retirement Plans or government-sponsored programs. These limitations apply with respect to participants at the plan level and, therefore, do not directly affect the amount that may be invested in a Fund by a Retirement Plan. Participants and plan sponsors should consult their tax advisers for details.

      Shares of each Dreyfus Premier Fund also may be purchased through Dreyfus-Automatic Asset Builder(R), Dreyfus Government Direct Deposit Privilege or Dreyfus Payroll Savings Plan as described under "Shareholder Services." These services enable you to make regularly scheduled investments and may provide you with a convenient way to invest for long-term financial goals.
You should be aware, however, that periodic investment plans do not guarantee a profit and will not protect an investor against loss in a declining market.

      Shares of each Dreyfus Premier Fund are sold on a continuous basis. Net asset value per share is determined as of the close of trading on the floor of the New York Stock Exchange (usually 4:00 p.m., Eastern time), on days the New York Stock Exchange is open for regular business. For purposes of determining net asset value, certain options and futures contracts may be valued 15 minutes after the close of trading on the floor of the New York Stock Exchange. Net asset value per share of each Class is computed by dividing the value of the Fund's net assets represented by such Class (i.e., the value of its assets less liabilities) by the total number of shares of such Class outstanding. For information regarding the methods employed in valuing the Funds' investments, see "Determination of Net Asset Value."

      If an order is received in proper form by the Transfer Agent or other entity authorized to receive orders on behalf of the Fund by the close of trading on the floor of the New York Stock Exchange (usually 4:00 p.m., Eastern time) on a business day, Fund shares will be purchased at the public offering price determined as of the closing of trading on the floor or the New York Stock Exchange on that day. Otherwise, Fund shares will be purchased at the public offering price determined as of the close of trading on the floor of the New York Stock Exchange on the next business day, except where shares are purchased through a dealer as provided below.

      Orders for the purchase of Dreyfus Premier Fund shares received by dealers by the close of trading on the floor of the New York Stock Exchange on any business day and transmitted to the Distributor or its designee by the close of its business day (usually 5:15 p.m., Eastern time) will be based on the public offering price per share determined as of the close of trading on the floor of the New York Stock Exchange on that day. Otherwise, the orders will be based on the next determined public offering price. It is the dealer's responsibility to transmit orders so that they will be received by the Distributor or its designee before the close of its business day. For certain institutions that have entered into agreements with the Distributor, payment for the purchase of Fund shares may be transmitted, and must be received by the Transfer Agent, within three business days after the order is placed. If such payment is not received within three business days after the order is placed, the order may be canceled and the institution could be held liable for resulting fees and/or losses.

      DREYFUS PREMIER FUNDS--CLASS A SHARES. The public offering price for Class A shares is the net asset value per share of that Class plus (except for shareholders beneficially owning Class A shares of Dreyfus Premier Technology Growth Fund on April 15, 1999, Dreyfus Premier Strategic Value Fund on May 31, 2001 or Dreyfus Premier International Value Fund on November 14, 2002) a sales load as shown below:



                                                   Total Sales Load - Class A

                                                                      As a % of net
                                                As a % of offering     asset value     Dealers' Reallowance as a
AMOUNT OF TRANSACTIONS                           PRICE PER SHARE        PER SHARE         % OF OFFERING PRICE

Less than $50,000                                       5.75                6.10               5.00
$50,000 to less than $100,000                           4.50                4.70               3.75
$100,000 to less than $250,000                          3.50                3.60               2.75
$250,000 to less than $500,000                          2.50                2.60               2.25
$500,000 to less than $1,000,000                        2.00                2.00               1.75
$1,000,000 or more                                     -0-                 -0-                -0-



      For shareholders of Dreyfus Premier Technology Growth Fund who beneficially owned Class A shares of the Fund on April 15, 1999, the public offering price for Class A shares of Dreyfus Premier Technology Growth Fund is the net asset value per share of that Class.

      For shareholders of Dreyfus Premier Strategic Value Fund who beneficially owned Class A shares of the Fund on May 31, 2001, the public offering price for Class A shares of Dreyfus Premier Strategic Value Fund is the net asset value per share of that Class.

      For shareholders of Dreyfus Premier International Value Fund who beneficially owned Class A shares of the Fund on November 14, 2002, the public offering price for Class A shares of Dreyfus Premier International Value Fund is the net asset value per share of that Class.

      A CDSC of 1% will be assessed at the time of redemption of Class A shares purchased without an initial sales charge as part of an investment of at least $1,000,000 and redeemed within one year of purchase. This provision does not apply to a shareholder of Dreyfus Premier Technology Growth Fund, Dreyfus Premier Strategic Value Fund or Dreyfus Premier International Value Fund who beneficially owned Class A shares of such Fund on April 15, 1999, May 31, 2001 or November 14, 2002, respectively. The Distributor may pay Service Agents an amount up to 1% of the net asset value of Class A shares purchased by their clients that are subject to a CDSC.


      The scale of sales loads applies to purchases of Class A shares made by any "purchaser," which term includes an individual and/or spouse purchasing securities for his, her or their own account or for the account of any minor children, or a trustee or other fiduciary purchasing securities for a single trust estate or a single fiduciary account (including a pension, profit-sharing, or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Code) although more than one beneficiary is involved; or a group of accounts established by or on behalf of the employees of an employer or affiliated employers pursuant to an employee benefit plan or other program (including accounts established pursuant to Sections 403(b), 408(k) and 457 of the Code); or an organized group which has been in existence for more than six months, provided that it is not organized for the purpose of buying redeemable securities of a registered investment company and provided, that the purchases are made through a central administration or a single dealer, or by other means which result in economy of sales effort or expense.


      Set forth below is an example of the method of computing the offering price of each Dreyfus Premier Fund's Class A shares. The example assumes a purchase of Class A shares of the Fund aggregating less than $50,000, subject to the schedule of sales charges set forth above at a price based upon a net asset value of $12.50 for Class A shares of Dreyfus Premier Select Growth Fund and Dreyfus Premier Select Midcap Growth Fund and, for each other Dreyfus Premier Fund the net asset value of the Fund's Class A shares on August 31, 2002:



                                                                       Per Share Sales Charge-
                                                                       Class A-5.75% of
                                                    Net Asset Value    offering price (6.10% of     Per Share Offering
                                                    PER SHARE          NET ASSET VALUE PER SHARE)   PRICE TO THE PUBLIC


Dreyfus Premier Technology Growth Fund                 $14.89                 $0.91                    $15.80

Dreyfus Premier Future Leaders Fund                    $12.45                 $0.76                    $13.21

Dreyfus Premier Strategic Value Fund                   $17.14                 $1.05                    $18.19

Dreyfus Premier Structured Midcap Fund                 $10.84                 $0.66                    $11.50

Dreyfus Premier Growth Fund                            $ 8.96                 $0.55                    $ 9.51

Dreyfus Premier Small Company Growth Fund              $10.51                 $0.64                    $11.15

Dreyfus Premier International Value Fund*              $13.29                 $0.81                    $14.10

Dreyfus Premier Select Growth Fund                     $12.50                 $0.76                    $13.26

Dreyfus Premier Select Midcap Growth Fund              $12.50                 $0.76                    $13.26

_________________
*    Based on the net asset value of the Fund's shares; the Fund did not commence offering multiple classes of shares until November 15, 2002.


      Full-time employees of NASD member firms and full-time employees of other financial institutions which have entered into an agreement with the Distributor pertaining to the sale of Fund shares (or which otherwise have a brokerage related or clearing arrangement with an NASD member firm or financial institution with respect to the sale of such shares) may purchase Class A shares for themselves directly or pursuant to an employee benefit plan or other program, or for their spouses or minor children, at net asset value, provided that they have furnished the Distributor with such information as it may request from time to time in order to verify eligibility for this privilege. This privilege also applies to full-time employees of financial institutions affiliated with NASD member firms whose full-time employees are eligible to purchase Class A shares at net asset value. In addition, Class A shares are offered at net asset value to full-time or part-time employees of the Manager or any of its affiliates or subsidiaries, directors of the Manager, Board members of a fund advised by the Manager, including members of the Company's Board, or the spouse or minor child of any of the foregoing.

      Class A shares are offered at net asset value without a sales load to employees participating in Retirement Plans. Class A shares also may be purchased (including by exchange) at net asset value without a sales load for Dreyfus-sponsored IRA "Rollover Accounts" with the distribution proceeds from a qualified retirement plan or a Dreyfus-sponsored 403(b)(7) plan, provided that, at the time of such distribution, such qualified retirement plan or Dreyfus-sponsored 403(b)(7) plan invested all or a portion of its assets in funds in the Dreyfus Premier Family of Funds or the Dreyfus Family of Funds, or certain funds advised by Founders Asset Management LLC ("Founders"), an affiliate of the Manager, or certain other products made available by the Distributor to such plans.

      Class A shares may be purchased at net asset value through certain broker-dealers and other financial institutions which have entered into an agreement with the Distributor, which includes a requirement that such shares be sold for the benefit of clients participating in a "wrap account" or a similar program under which such clients pay a fee to such broker-dealer or other financial institution.

      Class A shares also may be purchased at net asset value, subject to appropriate documentation, by (i) qualified separate accounts maintained by an insurance company pursuant to the laws of any State or territory of the United States, (ii) a State, county or city or instrumentality thereof, (iii) a charitable organization (as defined in Section 501(c)(3) of the Code) investing $50,000 or more in Fund shares, and (iv) a charitable remainder trust (as defined in Section 501(c)(3) of the Code).

      DREYFUS PREMIER FUNDS--CLASS B SHARES. The public offering price for Class B shares is the net asset value per share of that Class. No initial sales charge is imposed at the time of purchase. A CDSC is imposed, however, on certain redemptions of Class B shares as described in the relevant Dreyfus Premier Fund's Prospectus and in this Statement of Additional Information under "How to Redeem Shares--Contingent Deferred Sales Charge--Class B Shares."

      Approximately six years after the date of purchase, Class B shares automatically will convert to Class A shares, based on the relative net asset values for shares of each such Class. Class B shares that have been acquired through the reinvestment of dividends and distributions will be converted on a pro rata basis together with other Class B shares, in the proportion that a shareholder's Class B shares converting to Class A shares bears to the total Class B shares not acquired through the reinvestment of dividends and distributions.

      DREYFUS PREMIER FUNDS--CLASS C SHARES. The public offering price for Class C shares is the net asset value per share of that Class. No initial sales charge is imposed at the time of purchase. A CDSC is imposed, however, on redemptions of Class C shares made within the first year of purchase. See "How to Redeem Shares--Contingent Deferred Sales Charge--Class C Shares."

      DREYFUS PREMIER FUNDS--CLASS R SHARES. The public offering price for Class R shares is the net asset value per share of that Class.

      DREYFUS PREMIER FUNDS--CLASS T SHARES. The public offering price for Class T shares is the net asset value per share of that Class plus a sales load as shown below:


                                                    Total Sales Load - Class T

                                              As a % of offering     As a % of net       Dealers' Reallowance
                                                     price            asset value              as a % of
AMOUNT OF TRANSACTIONS                             PER SHARE           PER SHARE            OFFERING PRICE

Less than $50,000                                     4.50                 4.70               4.00
$50,000 to less than $100,000                         4.00                 4.20               3.50
$100,000 to less than $250,000                        3.00                 3.10               2.50
$250,000 to less than $500,000                        2.00                 2.00               1.75
$500,000 to less than $1,000,000                      1.50                 1.50               1.25
$1,000,000 or more                                   -0-                  -0-                -0-


      A CDSC of 1% will be assessed at the time of redemption of Class T shares purchased without an initial sales charge as part of an investment of at least $1,000,000 and redeemed within one year of purchase. The Distributor may pay Service Agents an amount up to 1% of the net asset value of Class T shares purchased by their clients that are subject to a CDSC. Because the expenses associated with Class A shares will be lower than those associated with Class T shares, purchasers investing $1,000,000 or more in the Fund (assuming ineligibility to purchase Class R shares) generally will find it beneficial to purchase Class A shares rather than Class T shares.

      Class T shares also may be purchased at net asset value, subject to appropriate documentation, through a broker-dealer or other financial institution with the proceeds from the redemption of shares of a registered open-end management investment company not managed by the Manager or its affiliates. The purchase of Class T shares of the Fund must be made within 60 days of such redemption and the shares redeemed must have been subject to an initial sales charge or a contingent deferred sales charge.

      The scale of sales loads applies to purchases of Class T shares made by any "purchaser," as defined above under "Class A Shares."

      Set forth below is an example of the method of computing the offering price of each Dreyfus Premier Fund's Class T shares. The example assumes a purchase of Class T shares of the Fund aggregating less than $50,000, subject to the schedule of sales charges set forth above at a price based upon a net asset value of $12.50 for Class T shares of Dreyfus Premier Select Growth Fund and Dreyfus Premier Select Midcap Growth Fund and, for each other Dreyfus Premier Fund, the net asset value of the Fund's Class T shares on August 31, 2002:




                                                                           Per Share Sales
                                                                           Charge-Class T-4.50% of
                                                          Net Asset Value  offering price (4.70% of     Per Share Offering
                                                          PER SHARE        NET ASSET VALUE PER SHARE)   PRICE TO THE PUBLIC

Dreyfus Premier Technology Growth Fund                    $14.70                 $0.69                    $15.39

Dreyfus Premier Future Leaders Fund                       $12.39                 $0.58                    $12.97

Dreyfus Premier Strategic Value Fund                      $16.94                 $0.80                    $17.74

Dreyfus Premier Structured Midcap Fund                    $10.82                 $0.51                    $11.33

Dreyfus Premier Growth Fund                               $ 8.94                 $0.42                    $ 9.36

Dreyfus Premier Small Company Growth Fund                 $10.51                 $0.50                    $11.01

Dreyfus Premier International Value Fund*                 $13.29                 $0.63                    $13.92

Dreyfus Premier Select Growth Fund                        $12.50                 $0.59                    $13.09

Dreyfus Premier Select Midcap Growth Fund                 $12.50                 $0.59                    $13.09

__________________
*    Based on the net asset value of the Fund's shares; the Fund did not commence offering multiple classes of shares until November 15, 2002.




      Class T shares are offered at net asset value without a sales load to employees participating in Retirement Plans. Class T shares also may be purchased (including by exchange) at net asset value without a sales load for Dreyfus-sponsored IRA "Rollover Accounts" with the distribution proceeds from a qualified retirement plan or a Dreyfus-sponsored 403(b)(7) plan, provided that, at the time of such distribution, such qualified retirement plan or Dreyfus-sponsored 403(b)(7) plan invested all or a portion of its assets in funds in the Dreyfus Premier Family of Funds or the Dreyfus Family of Funds or certain funds advised by Founders, or certain other products made available by the Distributor to such plans.


      DREYFUS PREMIER FUNDS--DEALERS' REALLOWANCE--CLASS A AND CLASS T Shares. The dealer reallowance provided with respect to Class A and Class T shares may be changed from time to time but will remain the same for all dealers. The Distributor, at its own expense, may provide additional promotional incentives to dealers that sell shares of funds advised by the Manager which are sold with a sales load, such as Class A and Class T shares. In some instances, these incentives may be offered only to certain dealers who have sold or may sell significant amounts of such shares.


      DREYFUS PREMIER FUNDS--RIGHT OF ACCUMULATION--CLASS A AND CLASS T Shares. Reduced sales loads apply to any purchase of Class A and Class T shares by you and any related "purchaser" as defined above, where the aggregate investment including such purchase, is $50,000 or more. If, for example, you previously purchased and still hold Class A or Class T shares of a Dreyfus Premier Fund, or shares of certain other funds advised by the Manager or Founders which are subject to a sales load on shares acquired by a previous exchange of such shares (hereinafter referred to as "Eligible Funds") or combination thereof, with an aggregate current market value of $40,000 and subsequently purchase Class A or Class T shares of such Fund having a current value of $20,000, the sales load applicable to the subsequent purchase would be reduced to 4.50% of the offering price in the case of Class A shares or 4.00% of the offering price in the case of Class T shares. All present holdings of Eligible Funds may be combined to determine the current offering price of the aggregate investment in ascertaining the sales load applicable to each subsequent purchase.


      To qualify at the time of purchase, you or your Service Agent must notify the Distributor if orders are made by wire, or the Transfer Agent if orders are made by mail. The reduced sales load is subject to confirmation of your holdings through a check of appropriate records.

      DREYFUS TELETRANSFER PRIVILEGE. (All Funds) You may purchase shares by telephone or online if you have checked the appropriate box and supplied the necessary information on the Account Application or have filed a Shareholder Services Form with the Transfer Agent. The proceeds will be transferred between the bank account designated in one of these documents and your Fund account. Only a bank account maintained in a domestic financial institution which is an Automated Clearing House ("ACH") member may be so designated.

      Dreyfus TELETRANSFER purchase orders may be made at any time. Purchase orders received by 4:00 p.m., Eastern time, on any day the Transfer Agent and the New York Stock Exchange are open for regular business will be credited to the shareholder's Fund account on the next bank regular business day following such purchase order. Purchase orders made after 4:00 p.m., Eastern time, on any day the Transfer Agent and the New York Stock Exchange are open for regular business, or orders made on Saturday, Sunday or any Fund holiday (e.g., when the New York Stock Exchange is not open for business), will be credited to the shareholder's Fund account on the second bank business day following such purchase order. To qualify to use the Dreyfus TELETRANSFER Privilege, the initial payment for purchase of shares must be drawn on, and redemption proceeds paid to, the same bank and account as are designated on the Account Application or Shareholder Services Form on file. If the proceeds of a particular redemption are to be sent to an account at any other bank, the request must be in writing and signature-guaranteed. See "How to Redeem Shares--Dreyfus TELETRANSFER Privilege."

      REOPENING AN ACCOUNT. (All Funds) You may reopen an account with a minimum investment of $100 without filing a new Account Application during the calendar year the account is closed or during the following calendar year, provided the information on the old Account Application is still applicable.


                            DISTRIBUTION PLAN AND
                          SHAREHOLDER SERVICES PLAN

      Class B, Class C and Class T shares of each Dreyfus Premier Fund are subject to a Distribution Plan, and Class A, Class B, Class C and Class T shares of each Dreyfus Premier Fund and the shares of each other Fund are subject to a Shareholder Services Plan.

      DISTRIBUTION PLAN. (Dreyfus Premier Funds only) Rule 12b-1 (the "Rule") adopted by the Securities and Exchange Commission under the 1940 Act provides, among other things, that an investment company may bear expenses of distributing its shares only pursuant to a plan adopted in accordance with the Rule. The Company's Board has adopted such a plan (the "Distribution Plan") with respect to Class B, Class C and Class T shares of each Dreyfus Premier Fund pursuant to which the Fund pays the Distributor for distributing its Class B, Class C and Class T shares at an annual rate of 0.75% of the value of the average daily net assets of Class B and Class C shares and 0.25% of the value of the average daily net assets of Class T shares. The Distributor may pay one or more Service Agents in respect of advertising, marketing and other distribution services, and determines the amounts, if any, to be paid to Service Agents and the basis on which such payments are made. The Company's Board believes that there is a reasonable likelihood that the Distribution Plan will benefit each Dreyfus Premier Fund and the holders of its Class B, Class C and Class T shares.

      A quarterly report of the amounts expended under the Distribution Plan, and the purposes for which such expenditures were incurred, must be made to the Board for its review. In addition, the Distribution Plan provides that it may not be amended to increase materially the costs which holders of Class B, Class C or Class T shares may bear pursuant to the Distribution Plan without the approval of the holders of such shares and that other material amendments of the Distribution Plan must be approved by the Board, and by the Board members who are not "interested persons" (as defined in the 1940 Act) of the Company and have no direct or indirect financial interest in the operation of the Distribution Plan or in any agreements entered into in connection with the Distribution Plan, by vote cast in person at a meeting called for the purpose of considering such amendments. As to each Dreyfus Premier Fund, the Distribution Plan is subject to annual approval by such vote of the Board cast in person at a meeting called for the purpose of voting on the Distribution Plan. As to the relevant Class of shares of the Fund, the Distribution Plan may be terminated at any time by vote of a majority of the Board members who are not "interested persons" and have no direct or indirect financial interest in the operation of the Distribution Plan or in any agreements entered into in connection with the Distribution Plan or by vote of the holders of a majority of such Class of shares.

      With respect to Dreyfus Premier Technology Growth Fund, for the fiscal year ended August 31, 2002, the Fund paid $2,473,663, $1,168,450 and $14,034 to the Distributor, with respect to Class B, Class C and Class T shares, respectively, pursuant to the Distribution Plan.

      With respect to Dreyfus Premier Future Leaders Fund, for the fiscal year ended August 31, 2002, the Fund paid $198,947, $77,099 and $1,027 to the Distributor, with respect to Class B, Class C and Class T shares, respectively, pursuant to the Distribution Plan.

      With respect to Dreyfus Premier Strategic Value Fund, for the fiscal year ended August 31, 2002, the Fund paid $13,012, $2,940 and $4 to the Distributor, with respect to Class B, Class C and Class T shares, respectively, pursuant to the Distribution Plan.

      With respect to Dreyfus Premier Structured Midcap Fund, for the fiscal year ended August 31, 2002, the Fund paid $4,929, $1,715 and $468 to the Distributor, with respect to Class B, Class C and Class T shares, respectively, pursuant to the Distribution Plan.

      With respect to Dreyfus Premier Growth Fund, for the period December 31, 2001 (commencement of operations) through August 31, 2002, the Fund paid $1,528, $486 and $143 to the Distributor, with respect to Class B, Class C and Class T shares, respectively, pursuant to the Distribution Plan.

      With respect to Dreyfus Premier Small Company Growth Fund, for the period June 28, 2002 (commencement of operations) through August 31, 2002, the Fund paid $234, $233 and $78 to the Distributor, with respect to Class B, Class C and Class T shares, respectively, pursuant to the Distribution Plan.

      As Dreyfus Premier Select Growth Fund and Dreyfus Premier Select Midcap Growth Fund had not completed their first fiscal year as of the date of this Statement of Additional Information, no information is available on fees paid under the Distribution Plan.

      SHAREHOLDER SERVICES PLAN. (All Funds) The Company has adopted a Shareholder Services Plan as to Class A, Class B, Class C and Class T shares of each Dreyfus Premier Fund, and as to the shares of each other Fund. Under the Plan, the Company pays the Distributor for the provision of certain services to the holders of such shares a fee at the annual rate of 0.25% of the value of the average daily net assets of the shares. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of such shareholder accounts. Under the Shareholder Services Plan, the Distributor may make payments to certain Service Agents in respect of these services.

      A quarterly report of the amounts expended under the Shareholder Services Plan and the purposes for which such expenditures were incurred, must be made to the Board for its review. In addition, the Shareholder Services Plan provides that material amendments must be approved by the Company's Board, and by the Board members who are not "interested persons" (as defined in the 1940 Act) of the Company and have no direct or indirect financial interest in the operation of the Shareholder Services Plan or in any agreements entered into in connection with the Shareholder Services Plan, by vote cast in person at a meeting called for the purpose of considering such amendments. As to each Fund, the Shareholder Services Plan is subject to annual approval by such vote of the Board members cast in person at a meeting called for the purpose of voting on the Shareholder Services Plan. The Shareholder Services Plan is terminable with respect to each Fund and relevant class of shares at any time by vote of a majority of the Board members who are not "interested persons" and who have no direct or indirect financial interest in the operation of the Shareholder Services Plan or in any agreements entered into in connection with the Shareholder Services Plan.

      For the fiscal year ended August 31, 2002 (except as indicated), the amount paid by each indicated Fund to the Distributor pursuant to the Shareholder Services Plan was as follows:


                                              Amount Paid
     NAME OF FUND/CLASS                       TO THE DISTRIBUTOR

     Dreyfus Emerging Leaders Fund            $3,225,340
     Dreyfus Midcap Value Fund                $2,874,908
     Dreyfus Midcap Value Plus Fund           $   12,618
     Dreyfus Large Company Value Fund         $  200,248
     Dreyfus Small Company Value Fund         $  694,333
     Dreyfus Premier Technology Growth Fund
                  Class A                     $1,308,253
                  Class B                     $  824,554
                  Class C                     $  389,550
                  Class T                     $   14,035
     Dreyfus Premier Future Leaders Fund
                  Class A                     $   74,459
                  Class B                     $   66,316
                  Class C                     $   25,699
                  Class T                     $    1,027
     Dreyfus Premier Strategic Value Fund
                  Class A                     $  330,029
                  Class B                     $    4,337
                  Class C                     $      980
                  Class T                     $        4
     Dreyfus Premier Structured Midcap Fund
                  Class A                     $    1,654
                  Class B                     $    1,643
                  Class C                     $      572
                  Class T                     $      468
      Dreyfus Premier Growth Fund
                  Class A*                    $    1,574
                  Class B*                    $      509
                  Class C*                    $      162
                  Class T*                    $      143
      Dreyfus Premier Small Company Growth
                  Fund
                  Class A**                   $       93
                  Class B**                   $       78
                  Class C**                   $       77
                  Class T**                   $       78
       Dreyfus Premier International Value
       Fund
                  Class A***                  $  801,897
                  Class B                     N/A
                  Class C                     N/A
                  Class T                     N/A


__________________________

* For the period December 1, 2001 (commencement of operations) through August 31, 2002.
** For the period June 28, 2002 (commencement of operations) through August 31, 2002.
*** Represents amount paid by Fund; the Fund did not commence offering multiple classes of shares until November 15, 2002.

      As Dreyfus Premier Select Growth Fund and Dreyfus Premier Select Midcap Growth Fund had not completed their first fiscal year as of the date of this Statement of Additional Information, no information is available on fees paid under the Shareholder Services Plan.

                             HOW TO REDEEM SHARES

      GENERAL. (All Funds) Each Fund ordinarily will make payment for all shares redeemed within seven days after receipt by the Transfer Agent of a redemption request in proper form, except as provided by the rules of the Securities and Exchange Commission. However, if you have purchased Fund shares by check, by Dreyfus TELETRANSFER Privilege or through DREYFUS-AUTOMATIC Asset Builder(R), and subsequently submit a written redemption request to the Transfer Agent, the Fund may delay sending the redemption proceeds for up to eight business days after the purchase of such shares. In addition, the Fund will reject requests to redeem shares by wire, telephone, online or pursuant to the Dreyfus TELETRANSFER Privilege, for a period of up to eight business days after receipt by the Transfer Agent of the purchase check, the Dreyfus TELETRANSFER purchase or the Dreyfus-Automatic Asset Builder order against which such redemption is requested. These procedures will not apply if your shares were purchased by wire payment, or if you otherwise have a sufficient collected balance in your account to cover the redemption request. Fund shares may not be redeemed until the Transfer Agent has received your Account Application.

      If you hold shares of more than one Class of a Dreyfus Premier Fund, any request for redemption must specify the Class of shares being redeemed. If you fail to specify the Class of shares to be redeemed or if you own fewer shares of the Class than specified to be redeemed, the redemption request may be delayed until the Transfer Agent receives further instructions from you or your Service Agent.

      REDEMPTION FEE. (All Funds, except the Dreyfus Premier Funds) The Fund will deduct a redemption fee equal to 1% of the net asset value of Fund shares redeemed (including redemptions through the use of the Fund Exchanges service) less than 30 days following the issuance of such shares. The redemption fee will be deducted from the redemption proceeds and retained by the Fund and used primarily to offset the transaction costs that short-term trading imposes on the Fund and its shareholders. For purposes of calculating the 30-day holding period, the Fund will employ the "first-in, first-out" method, which assumes that the shares you are redeeming or exchanging are the ones you have held the longest.

      No redemption fee will be charged on the redemption or exchange of shares (1) through the Fund's Automatic Withdrawal Plan or Dreyfus Auto-Exchange Privilege, (2) through accounts reflected on the records of the Transfer Agent as omnibus accounts approved by the Distributor, (3) through accounts established by Service Agents approved by the Distributor that utilize the National Securities Clearing Corporation's networking system, or
(4) acquired through the reinvestment of dividends or capital gains distributions. The redemption fee may be waived, modified or terminated at any time.

      For the fiscal year ended August 31, 2002 no redemption fees were deducted and retained by the Funds.

      CONTINGENT DEFERRED SALES CHARGE--CLASS B SHARES. (Dreyfus Premier Funds only) A CDSC payable to the Distributor is imposed on any redemption of Class B shares which reduces the current net asset value of your Class B shares to an amount which is lower than the dollar amount of all payments by you for the purchase of Class B shares of the Fund held by you at the time of redemption. No CDSC will be imposed to the extent that the net asset value of the Class B shares redeemed does not exceed (i) the current net asset value of Class B shares acquired through reinvestment of dividends or capital gain distributions, plus (ii) increases in the net asset value of your Class B shares above the dollar amount of all your payments for the purchase of Class B shares held by you at the time of redemption.

      If the aggregate value of Class B shares redeemed has declined below their original cost as a result of the Fund's performance, a CDSC may be applied to the then-current net asset value rather than the purchase price.

      In circumstances where the CDSC is imposed, the amount of the charge will depend on the number of years from the time you purchased the Class B shares until the time of redemption of such shares. Solely for purposes of determining the number of years from the time of any payment for the purchase of Class B shares, all payments during a month will be aggregated and deemed to have been made on the first day of the month.

      The following table sets forth the rates of the CDSC for Class B shares:

                                        CDSC as a % of Amount
                                        Invested or
     Year Since Purchase                Redemption Proceeds
     PAYMENT WAS MADE                   (WHICHEVER IS LESS)

           First                                4.00
           Second                               4.00
           Third                                3.00
           Fourth                               3.00
           Fifth                                2.00
           Sixth                                1.00

      In determining whether a CDSC is applicable to a redemption, the calculation will be made in a manner that results in the lowest possible rate. It will be assumed that the redemption is made first of amounts representing shares acquired pursuant to the reinvestment of dividends and distributions; then of amounts representing the increase in net asset value of Class B shares above the total amounts of payments for the purchase of Class B shares made during the preceding six years; and finally, of amounts representing the cost of shares held for the longest period.

      For example, assume an investor purchased 100 shares at $10 per share for a cost of $1,000. Subsequently, the shareholder acquired five additional shares through dividend reinvestment. During the second year after the purchase the investor decided to redeem $500 of the investment. Assuming at the time of the redemption the net asset value had appreciated to $12 per share, the value of the investor's shares would be $1,260 (105 shares at $12 per share). The CDSC would not be applied to the value of the reinvested dividend shares and the amount which represented appreciation ($260). Therefore, $240 of the $500 redemption proceeds ($500 minus $260) would be charged at a rate of 4% (the applicable rate in the second year after purchase) for a total CDSC of $9.60.

      CONTINGENT DEFERRED SALES CHARGE--CLASS C SHARES. (Dreyfus Premier Funds only) A CDSC of 1% payable to the Distributor is imposed on any redemption of Class C shares within one year of the date of purchase. The basis for calculating the payment of any such CDSC will be the method used in calculating the CDSC for Class B shares. See "Contingent Deferred Sales Charge--Class B Shares" above.

      WAIVER OF CDSC. (Dreyfus Premier Funds only) The CDSC may be waived in connection with (a) redemptions made within one year after the death or disability, as defined in Section 72(m)(7) of the Code, of the shareholder,
(b) redemptions by employees participating in Retirement Plans, (c) redemptions as a result of a combination of any investment company with the Fund by merger, acquisition of assets or otherwise, (d) a distribution following retirement under a tax-deferred retirement plan or upon attaining age 70-1/2 in the case of an IRA or Keogh plan or custodial account pursuant to Section 403(b) of the Code, and (e) redemptions pursuant to the Automatic Withdrawal Plan, as described below. If the Company's Board determines to discontinue the waiver of the CDSC, the disclosure herein will be revised appropriately. Any Fund shares subject to a CDSC which were purchased prior to the termination of such waiver will have the CDSC waived as provided in the Fund's Prospectus or this Statement of Additional Information at the time of the purchase of such shares.

      To qualify for a waiver of the CDSC, at the time of redemption you must notify the Transfer Agent or your Service Agent must notify the Distributor. Any such qualification is subject to confirmation of your entitlement.

      REDEMPTION THROUGH A SELECTED DEALER. (Dreyfus Premier Funds only) If you are a customer of a Selected Dealer, you may make redemption requests to your Selected Dealer. If the Selected Dealer transmits the redemption request so that it is received by the Transfer Agent prior to the close of trading on the floor of the New York Stock Exchange (usually 4:00 p.m., Eastern time) on a day the New York Stock Exchange is open for regular business, the redemption request will be effective on that day. If a redemption request if received by the Transfer Agent after the close of trading on the floor of the New York Stock Exchange, the redemption request will be effective on the next business day. It is the responsibility of the Selected Dealer to transmit a request so that it is received in a timely manner. The proceeds of the redemption are credited to your account with the Selected Dealer. See "How to Buy Shares" for a discussion of additional conditions or fees that may be imposed upon redemption.

      In addition, the Distributor or its designee will accept orders from Selected Dealers with which the Distributor has sales agreements for the repurchase of shares held by shareholders. Repurchase orders received by dealers by the close of trading on the floor of the New York Stock Exchange on any business day and transmitted to the Distributor or its designee prior to the close of its business day (usually 5:15 p.m., Eastern time), are effected at the price determined as of the close of trading on the floor of the New York Stock Exchange on that day. Otherwise, the shares will be redeemed at the next determined net asset value. It is the responsibility of the Selected Dealer to transmit orders on a timely basis. The Selected Dealer may charge the shareholder a fee for executing the order. This repurchase arrangement is discretionary and may be withdrawn at any time.

      REINVESTMENT PRIVILEGE. (Dreyfus Premier Funds only) Upon written request, you may reinvest up to the number of Class A, Class B or Class T shares you have redeemed, within 45 days of redemption, at the then-prevailing net asset value without a sales load, or reinstate your account for the purpose of exercising Fund Exchanges. Upon reinstatement, with respect to Class B shares, or Class A or Class T shares if such shares were subject to a CDSC, your account will be credited with an amount equal to the CDSC previously paid upon redemption of the shares reinvested. The Reinvestment Privilege may be exercised only once.

      WIRE REDEMPTION PRIVILEGE. (All Funds) By using this Privilege, you authorize the Transfer Agent to act on telephone, letter or online redemption instructions from any person representing himself or herself to be you (or a representative of your Service Agent for a Dreyfus Premier Fund) and reasonably believed by the Transfer Agent to be genuine. Ordinarily, the Company will initiate payment for shares redeemed pursuant to this Privilege on the next business day after receipt by the Transfer Agent of the redemption request in proper form. Redemption proceeds ($1,000 minimum) will be transferred by Federal Reserve wire only to the commercial bank account specified by you on the Account Application or Shareholder Services Form, or to a correspondent bank if your bank is not a member of the Federal Reserve System. Fees ordinarily are imposed by such bank and borne by the investor. Immediate notification by the correspondent bank to your bank is necessary to avoid a delay in crediting the funds to your bank account.

      To change the commercial bank or account designated to receive wire redemption proceeds, a written request must be sent to the Transfer Agent. This request must be signed by each shareholder, with each signature guaranteed as described below under "Stock Certificates; Signatures."

      DREYFUS TELETRANSFER PRIVILEGE. (All Funds) You may request by telephone or online that redemption proceeds be transferred between your Fund account and your bank account. Only a bank account maintained in a domestic financial institution which is an ACH member may be designated. You should be aware that if you have selected the Dreyfus TeleTransfer Privilege, any request for a Dreyfus TELETRANSFER transaction will be effected through the ACH system unless more prompt transmittal specifically is requested. Redemption proceeds will be on deposit in your account at an ACH member bank ordinarily two business days after receipt of the redemption request. See "How to Buy Shares--Dreyfus TELETRANSFER Privilege."

      STOCK CERTIFICATES; SIGNATURES. (All Funds) Any certificates representing Fund shares to be redeemed must be submitted with the redemption request. Written redemption requests must be signed by each shareholder, including each holder of a joint account, and each signature must be guaranteed. Signatures on endorsed certificates submitted for redemption also must be guaranteed. The Transfer Agent has adopted standards and procedures pursuant to which signature-guarantees in proper form generally will be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program, the Securities Transfer Agents Medallion Program ("STAMP") and the Stock Exchanges Medallion
Program. Guarantees must be signed by an authorized signatory of the guarantor and "Signature-Guaranteed" must appear with the signature. The Transfer Agent may request additional documentation from corporations, executors, administrators, trustees or guardians, and may accept other suitable verification arrangements from foreign investors, such as consular verification. For more information with respect to signature-guarantees, please call one of the telephone numbers listed on the cover.

      REDEMPTION COMMITMENT. (All Funds) The Company has committed itself to pay in cash all redemption requests by any shareholder of record of a Fund, limited in amount during any 90-day period to the lesser of $250,000 or 1% of the value of such Fund's net assets at the beginning of such period. Such commitment is irrevocable without the prior approval of the Securities and Exchange Commission. In the case of requests for redemption in excess of such amount, the Board reserves the right to make payments in whole or in part in securities or other assets in case of an emergency or any time a cash distribution would impair the liquidity of the Fund to the detriment of the existing shareholders. In such event, the securities would be valued in the same manner as the Fund's portfolio is valued. If the recipient sold such securities, brokerage charges would be incurred.

      SUSPENSION OF REDEMPTIONS. (All Funds) The right of redemption may be suspended or the date of payment postponed (a) during any period when the New York Stock Exchange is closed (other than customary weekend and holiday closings), (b) when trading in the markets the relevant Fund ordinarily utilizes is restricted, or when an emergency exists as determined by the Securities and Exchange Commission so that disposal of the Fund's investments or determination of its net asset value is not reasonably practicable, or (c) for such other periods as the Securities and Exchange Commission by order may permit to protect the Fund's shareholders.

                             SHAREHOLDER SERVICES

      FUND EXCHANGES. (All Funds) You may purchase, in exchange for shares of a Fund (other than a Dreyfus Premier Fund), shares of certain other funds managed or administered by the Manager or shares of certain funds advised by Founders, to the extent such shares are offered for sale in your state of residence. A 1% redemption fee will be charged upon an exchange of Fund shares (except for a Dreyfus Premier Fund), where the exchange occurs less than 30 days following the issuance of such shares. You may purchase, in exchange for shares of a Dreyfus Premier Fund, shares of the same Class of another fund in the Dreyfus Premier Family of Funds, shares of the same Class of certain funds advised by Founders, or shares of certain other funds in the Dreyfus Family of Funds, and, with respect to Class T shares of the Fund, Class A shares of certain Dreyfus Premier fixed-income funds, to the extent such shares are offered for sale in your state of residence.

      Shares of other funds purchased by exchange will be purchased on the basis of relative net asset value per share as follows: (a) exchanges for shares of funds offered without a sales load will be made without a sales load in shares of other funds offered without a sales load; (b) shares of funds purchased without a sales load may be exchanged for shares of other funds sold with a sales load, and the applicable sales load will be deducted;
(c) shares of funds purchased with a sales load may be exchanged without a sales load for shares of other funds sold without a sales load; (d) shares of funds purchased with a sales load, shares of funds acquired by a previous exchange from shares purchased with a sales load and additional shares acquired through reinvestment of dividends or distributions of any such funds may be exchanged without a sales load for shares of other funds sold with a sales load; and (e) shares of funds subject to a CDSC exchanged for shares of another fund will be subject to the higher applicable CDSC of the two funds and, for purposes of calculating CDSC rates and conversion periods, if any, will be deemed to have been held since the date the shares being exchanged were initially purchased.

      To accomplish an exchange under item (d) above, you or, with respect to a Dreyfus Premier Fund, your Service Agent acting on your behalf, must notify the Transfer Agent of your prior ownership of Fund shares and your account number.

      Dreyfus Premier Fund shares subject to a CDSC also may be exchanged for shares of Dreyfus Worldwide Dollar Money Market Fund, Inc. The shares so purchased will be held in a special account created solely for this purpose ("Exchange Account"). Exchanges of shares from an Exchange Account only can be made into certain other funds managed or administered by the Manager. No CDSC is charged when an investor exchanges into an Exchange Account; however, the applicable CDSC will be imposed when shares are redeemed from an Exchange Account or other applicable Fund account. Upon redemption, the applicable CDSC will be calculated without regard to the time such shares were held in an Exchange Account. See "How to Redeem Shares." Redemption proceeds for Exchange Account shares are paid by Federal wire or check only. Exchange Account shares also are eligible for the Dreyfus Auto-Exchange Privilege, Dreyfus Dividend Sweep and the Automatic Withdrawal Plan.

      To request an exchange, you or, with respect to a Dreyfus Premier Fund, your Service Agent acting on your behalf, must give exchange instructions to the Transfer Agent in writing, by telephone or online. The ability to issue exchange instructions by telephone or online is given to all Fund shareholders automatically, unless you check the applicable "No" box on the Account Application, indicating that you specifically refuse this privilege. By using this privilege, you authorize the Transfer Agent to act on online and telephonic instructions (including over the Dreyfus Express(R) voice response telephone system) from any person representing himself or herself to be you or a representative of your Service Agent and reasonably believed by the Transfer Agent to be genuine. Exchanges may be subject to limitations as to the amount involved or the number of exchanges permitted. Shares issued in certificate form are not eligible for telephone or online exchange. No fees currently are charged shareholders directly in connection with exchanges, although the Company reserves the right, upon not less than 60 days' written notice, to charge shareholders a nominal administrative fee in accordance with rules promulgated by the Securities and Exchange Commission.

      Exchanges of Class R shares of a Dreyfus Premier Fund held by a Retirement Plan may be made only between the investor's Retirement Plan account in one fund and such investor's Retirement Plan account in another fund.

      To establish a personal retirement plan by exchange, shares of the fund being exchanged must have a value of at least the minimum initial investment required for the fund into which the exchange is being made.

      During times of drastic economic or market conditions, the Company may suspend Fund Exchanges temporarily without notice and treat exchange requests based on their separate components--redemption orders with a simultaneous request to purchase the other fund's shares. In such a case, the redemption request would be processed at the Fund's next determined net asset value but the purchase order would be effective only at the net asset value next determined after the fund being purchased receives the proceeds of the redemption, which may result in the purchase being delayed.

      DREYFUS AUTO-EXCHANGE PRIVILEGE. (All Funds) Dreyfus Auto-Exchange Privilege permits you to purchase (on a semi-monthly, monthly, quarterly or annual basis), in exchange for shares of a Fund, shares of another fund of which you are a shareholder as described above under "Fund Exchanges." This Privilege is available only for existing accounts. Shares will be exchanged on the basis of relative net asset value as described above under "Fund Exchanges." Enrollment in or modification or cancellation of this Privilege is effective three business days following notification by you. You will be notified if your account falls below the amount designated to be exchanged under this Privilege. In this case, your account will fall to zero unless additional investments are made in excess of the designated amount prior to the next Auto-Exchange transaction. Shares held under IRA and other retirement plans are eligible for this Privilege. Exchanges of IRA shares may be made between IRA accounts and from regular accounts to IRA accounts, but not from IRA accounts to regular accounts. With respect to all other retirement accounts, exchanges may be made only among those accounts.

      Shareholder Services Forms and prospectuses of the other funds may be obtained by calling 1-800-645-6561 or visiting the Dreyfus.com web site. The Company reserves the right to reject any exchange request in whole or in part. Shares may be exchanged only between accounts having certain identical identifying designations. The Fund Exchanges service or Dreyfus Auto-Exchange Privilege may be modified or terminated at any time upon notice to shareholders.

      DREYFUS-AUTOMATIC ASSET BUILDER(R). (All Funds) Dreyfus-Automatic Asset Builder(R) permits you to purchase Fund shares (minimum of $100 and maximum of $150,000 per transaction) at regular intervals selected by you. Fund shares are purchased by transferring funds from the bank account designated by you.

      DREYFUS GOVERNMENT DIRECT DEPOSIT PRIVILEGE. (All Funds) Dreyfus Government Direct Deposit Privilege enables you to purchase Fund shares (minimum of $100 and maximum of $50,000 per transaction) by having Federal salary, Social Security, or certain veterans' military or other payments from the U.S. Government automatically deposited into your fund account. You may deposit as much of such payments as you elect.

      DREYFUS PAYROLL SAVINGS PLAN. (All Funds, except Dreyfus Premier Select Growth Fund and Dreyfus Premier Select Midcap Growth Fund) Dreyfus Payroll Savings Plan permits you to purchase Fund shares (minimum of $100 per transaction) automatically on a regular basis. Depending upon your employer's direct deposit program, you may have part or all of your paycheck transferred to your existing Dreyfus account electronically through the ACH system at each pay period. To establish a Dreyfus Payroll Savings Plan account, you must file an authorization form with your employer's payroll department. It is the sole responsibility of your employer to arrange for transactions under the Dreyfus Payroll Savings Plan.

      DREYFUS STEP PROGRAM. (All Funds, except the Dreyfus Premier Funds) Dreyfus Step Program enables you to purchase Fund shares without regard to the Fund's minimum initial investment requirements through Dreyfus-AUTOMATIC Asset Builder(R), Dreyfus Government Direct Deposit Privilege or DreyfuS Payroll Savings Plan. To establish a Dreyfus Step Program account, you must supply the necessary information on the Account Application and file the required authorization form(s) with the Transfer Agent. For more information concerning this Program, or to request the necessary authorization form(s), please call toll free 1-800-782-6620. You may terminate your participation in this Program at any time by discontinuing participation in DREYFUS-AUTOMATIC Asset Builder(R), Dreyfus Government Direct Deposit Privilege or Dreyfus Payroll Savings Plan, as the case may be, as provided under the terms of such Privilege(s). The Fund may modify or terminate this Program at any time. If you wish to purchase Fund shares through the Dreyfus Step
Program in conjunction with a Dreyfus-sponsored retirement plan, you may do so only for IRAs, SEP-IRAs and rollover IRAs.

      DREYFUS DIVIDEND OPTIONS. (All Funds) Dreyfus Dividend Sweep allows you to invest automatically your dividends or dividends and capital gain distributions, if any, from a Fund (other than a Dreyfus Premier Fund) in shares of another fund in the Dreyfus Family of Funds or shares of a fund advised by Founders or, with respect to dividends or dividends and distributions from a Dreyfus Premier Fund, in shares of the same Class of another fund in the Dreyfus Premier Family of Funds, shares of the same Class of certain funds advised by Founders, or shares of certain other funds in the Dreyfus Family of Funds, and with respect to Class T shares of the Fund, Class A shares of certain Dreyfus Premier fixed-income funds, of which you are a shareholder. Shares of other funds purchased pursuant to this privilege will be purchased on the basis of relative net asset value per share as follows: (a) dividends and distributions paid by a fund may be invested without a sales load in shares of other funds offered without a sales load; (b) dividends and distributions paid by a fund which does not charge a sales load may be invested in shares of other funds sold with a sales load, and the applicable sales load will be deducted; (c) dividends and distributions paid by a fund that charges a sales load may be invested without a sales load in shares of other funds sold with a sales load; and (d) dividends and distributions paid by a fund may be invested in shares of other funds that impose a CDSC and the applicable CDSC, if any, will be imposed upon redemption of such shares.

      Dreyfus Dividend ACH permits you to transfer electronically dividends or dividends and capital gain distributions, if any, from a Fund to a designated bank account. Only an account maintained at a domestic financial institution which is an ACH member may be so designated. Banks may charge a fee for this service.

      AUTOMATIC WITHDRAWAL PLAN. (All Funds) The Automatic Withdrawal Plan permits you to request withdrawal of a specified dollar amount (minimum of $50) on either a monthly or quarterly basis if you have a $5,000 minimum account. Withdrawal payments are the proceeds from sales of Fund shares, not the yield on the shares. If withdrawal payments exceed reinvested dividends and distributions, your shares will be reduced and eventually may be depleted. The Automatic Withdrawal Plan may be terminated at any time by you, the Company or the Transfer Agent. Shares for which certificates have been issued may not be redeemed through the Automatic Withdrawal Plan.

      With respect to each Dreyfus Premier Fund, no CDSC with respect to Class B shares will be imposed on withdrawals made under the Automatic Withdrawal Plan, provided that any amount withdrawn under the plan does not exceed on an annual basis 12% of the greater of (1) the account value at the time of the first withdrawal under the Automatic Withdrawal Plan, or (2) the account value at the time of the subsequent withdrawal. Withdrawals with respect to Class B shares under the Automatic Withdrawal Plan that exceed such amounts will be subject to a CDSC. Withdrawals of Class A and Class T shares subject to a CDSC and Class C shares under the Automatic Withdrawal Plan will be subject to any applicable CDSC. Purchases of additional Class A and Class T shares where the sales load is imposed concurrently with withdrawals of Class A and Class T shares generally are undesirable.

      Certain Retirement Plans, including Dreyfus-sponsored retirement plans, may permit certain participants to establish an automatic withdrawal plan from such Retirement Plans. Participants should consult their Retirement Plan sponsor and tax adviser for details. Such a withdrawal plan is different than the Automatic Withdrawal Plan.


      LETTER OF INTENT--CLASS A AND CLASS T SHARES. (Dreyfus Premier Funds only) By signing a Letter of Intent form, you become eligible for the reduced sales load on purchases of Class A and Class T shares based on the total number of shares of Eligible Funds (as defined under "Right of Accumulation" above) purchased by you and any related "purchaser" (as defined above) in a 13 month period pursuant to the terms and conditions set forth in the Letter of Intent. Shares of any Eligible Fund purchased within 90 days prior to the submission of the Letter of Intent may be used to equal or exceed the amount specified in the Letter of Intent. A minimum initial purchase of $5,000 is required. You can obtain a Letter of Intent form by calling 1-800-554-4611.

      Each purchase you make during the 13-month period (which begins on the date you submit the Letter of Intent) will be at the public offering price applicable to a single transaction of the aggregate dollar amount you select in the Letter of Intent. The Transfer Agent will hold in escrow 5% of the amount indicated in the Letter of Intent, which may be used for payment of a higher sales load if you do not purchase the full amount indicated in the Letter of Intent. When you fulfill the terms of the Letter of Intent by purchasing the specified amount, the escrowed amount will be released and additional shares representing such amount will be credited to your account. If your purchases meet the total minimum investment amount specified in the Letter of Intent within the 13-month period, an adjustment will be made at the conclusion of the 13-month period to reflect any reduced sales load applicable to shares purchased during the 90-day period prior to submission
of the Letter of Intent.   If your purchases qualify for a further sales load
reduction, the sales load will be adjusted to reflect your total purchase at the end of 13 months. If total purchases are less than the amount specified, the offering price of the shares you purchased (including shares representing the escrowed amount) during the 13-month period will be adjusted to reflect the sales load applicable to the aggregate purchases you actually made (which will reduce the number of shares in your account), unless you have redeemed the shares in your account, in which case, the Transfer Agent, as attorney-in-fact pursuant to the terms of the Letter of Intent, will redeem an appropriate number of Class A or Class T shares of the Fund held in escrow to realize the difference between the sales load actually paid and the sales load applicable to the aggregate purchases actually made and any remaining shares will be credited to your account. Signing a Letter of Intent does not bind you to purchase, or the Fund to sell, the full amount indicated at the sales load in effect at the time of signing, but you must complete the intended purchase to obtain the reduced sales load. At the time you purchase Class A or Class T shares, you must indicate your intention to do so under a Letter of Intent. Purchases pursuant to a Letter or Intent will be made at the then-current net asset value plus the applicable sales load in effect at the time such Letter of Intent was submitted.


      CORPORATE PENSION/PROFIT-SHARING AND RETIREMENT PLANS. (All Funds) The Company makes available to corporations a variety of prototype pension and profit-sharing plans, including a 401(k) Salary Reduction Plan. In addition, the Company makes available Keogh Plans, IRAs (including regular IRAs, spousal IRAs for a non-working spouse, Roth IRAs, SEP-IRAs, and rollover
IRAs), Education Savings Accounts, 401(k) Salary Reduction Plans and 403(b)(7) Plans. Plan support services also are available.

      If you wish to purchase Fund shares in conjunction with a Keogh Plan, a 403(b)(7) Plan or an IRA, including a SEP-IRA, you may request from the Distributor forms for adoption of such plans.

      The entity acting as custodian for Keogh Plans, 403(b)(7) Plans or IRAs may charge a fee, payment of which could require the liquidation of shares. All fees charged are described in the appropriate form.

      Shares may be purchased in connection with these plans only by direct remittance to the entity acting as custodian. Purchases for these plans may not be made in advance of receipt of funds.

      You should read the prototype retirement plan and the appropriate form of custodial agreement for further details on eligibility, service fees and tax implications, and should consult a tax adviser.

                       DETERMINATION OF NET ASSET VALUE

      VALUATION OF PORTFOLIO SECURITIES. Each Fund's portfolio securities, including covered call options written by the Fund, are valued at the last sale price on the securities exchange or national securities market on which such securities primarily are traded. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and asked prices, except that open short positions are valued at the asked price. Bid price is used when no asked price is available. Any assets or liabilities initially expressed in terms of foreign currency will be translated into U.S. dollars at the midpoint of the New York interbank market spot exchange rate as quoted on the day of such translation or, if no such rate is quoted on such date, such other quoted market exchange rate as may be determined to be appropriate by the Manager (or the Sub-Adviser with respect to Dreyfus Midcap Value Plus Fund and Dreyfus Premier Structured Midcap Fund, as the case may
be). Forward currency contracts will be valued at the current cost of offsetting the contract. If a Fund has to obtain prices as of the close of trading on various exchanges throughout the world, the calculation of net asset value may not take place contemporaneously with the determination of prices of certain of the Fund's securities. Short-term investments may be carried at amortized cost, which approximates value. Expenses and fees, including the management fee and fees pursuant to the Distribution Plan, and the Shareholder Services Plan, if applicable, are accrued daily and taken into account for the purpose of determining the net asset value of the relevant Fund's shares.

      Restricted securities, as well as securities or other assets for which recent market quotations are not readily available or are determined by the Company not to reflect accurately fair value (such as when an event occurs after the close of the exchange on which the security is principally traded and that is determined by the Company to have changed the value of the security), are valued at fair value as determined in good faith based on procedures approved by the Company's Board. The valuation of a security based on fair value procedures may differ from the security's most recent closing price, and from the prices used by other mutual funds to calculate their net asset values. Restricted securities which are, or are convertible into, securities of the same class of other securities for which a public market exists usually will be valued at such market value less the same percentage discount at which the restricted securities were purchased. This discount will be revised periodically by the Board if the Board members believe that it no longer reflects the value of the restricted securities. Restricted securities not of the same class as securities for which a public market exists usually will be valued initially at cost. Any subsequent adjustment from cost will be based upon considerations deemed relevant by the Board.

      NEW YORK STOCK EXCHANGE CLOSINGS. The holidays (as observed) on which the New York Stock Exchange is closed currently are: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

                      DIVIDENDS, DISTRIBUTIONS AND TAXES

      Management of the Company believes that each Fund (except Dreyfus Premier Select Growth Fund and Dreyfus Premier Select Midcap Growth Fund, which have not commenced operations) has qualified as a "regulated investment company" under the Code for its most recent fiscal year. It is expected that Dreyfus Premier Select Growth Fund and Dreyfus Premier Select Midcap Growth Fund will each qualify as a regulated investment company under the Code.
Each Fund intends to continue to so qualify if such qualification is in the best interests of its shareholders. As a regulated investment company, the Fund will pay no federal income tax on net investment income and net realized securities gains to the extent such income and gains are distributed to shareholders. To qualify as a regulated investment company, the Fund must distribute at least 90% of its net income (consisting of net investment income and net short-term capital gain) to its shareholders and meet certain asset diversification and other requirements. If a Fund does not qualify as a regulated investment company, it will be treated for tax purposes as an ordinary corporation subject to federal income tax. The term "regulated investment company" does not imply the supervision of management or investment practices or policies by any government agency.

      If you elect to receive dividends and distributions in cash, and your dividend or distribution check is returned to the Fund as undeliverable or remains uncashed for six months, the Fund reserves the right to reinvest such dividends or distributions and all future dividends and distributions payable to you in additional Fund shares at net asset value. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

      Any dividend or distribution paid shortly after your purchase may have the effect of reducing the aggregate net asset value of your shares below the cost of your investment. Such a dividend or distribution would be a return of investment in an economic sense, although taxable as stated in the Fund's Prospectus. In addition, if a shareholder holds shares of a Fund for six months or less and has received a capital gain distribution with respect to such shares, any loss incurred on the sale of such shares will be treated as long-term capital loss to the extent of the capital gain distribution received.

      In general, dividends (other than capital gain dividends) paid by a Fund to U.S. corporate shareholders may be eligible for the dividends received deduction to the extent that the Fund's income consists of dividends paid by U.S. corporations on shares that have been held by the Fund for at least 46 days during the 90-day period commencing 45 days before the shares become ex-dividend. In order to claim the dividends received deduction, the investor in the Fund must have held its shares in the Fund for at least 46 days during the 90-day period commencing 45 days before the Fund shares become ex-dividend. Additional restrictions on an investor's ability to claim the dividends received deduction may apply.

      A Fund may qualify for and may make an election under which shareholders may be eligible to claim a credit or deduction on their Federal income tax returns for, and will be required to treat as part of the amounts distributed to them, their pro rata portion of qualified taxes incurred or paid by the Fund to foreign countries. A Fund may make that election provided that more than 50% of the value of the Fund's total assets at the close of the taxable year consists of securities in foreign corporations and the Fund satisfies certain distribution requirements. The foreign tax credit available to shareholders is subject to certain limitations.

      Ordinarily, gains and losses realized from portfolio transactions will be treated as capital gains and losses. However, a portion of the gain or loss realized from the disposition of foreign currencies and non-U.S. dollar denominated securities (including debt instruments and certain futures or forward contracts and options) may be treated as ordinary income or loss. In addition, all or a portion of any gains realized from the sale or other disposition of certain market discount bonds will be treated as ordinary income. Finally, all or a portion of the gain realized from engaging in "conversion transactions" (generally including certain transactions designed to convert ordinary income into capital gain) may be treated as ordinary income.

      Gain or loss, if any, realized by a Fund from certain financial futures or forward contracts and options transactions ("Section 1256 contracts") will be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. Gain or loss will arise upon exercise or lapse of such Section 1256 contract as well as from closing transactions. In addition, any Section 1256 contracts remaining unexercised at the end of the Fund's taxable year will be treated as sold for its then fair market value, resulting in additional gain or loss to such Fund.

      Offsetting positions held by a Fund involving certain financial futures or forward contracts or options transactions with respect to actively traded personal property may be considered, for tax purposes, to constitute "straddles." To the extent the straddle rules apply to positions established by the Fund, losses realized by the Fund may be deferred to the extent of unrealized gain in the offsetting position. In addition, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gains on straddle positions may be treated as short-term capital gains or ordinary income. Certain of the straddle positions held by the Fund may constitute "mixed straddles." The Fund may make one or more elections with respect to the treatment of "mixed straddles," resulting in different tax consequences. In certain circumstances, the provisions governing the tax treatment of straddles override or modify certain of the provisions discussed above.

      If a Fund either (1) holds an appreciated financial position with respect to stock, certain debt obligations, or partnership interests ("appreciated financial position") and then enters into a short sale, futures or forward contract, or offsetting notional principal contract (collectively, a "Contract") with respect to the same or substantially identical property or
(2) holds an appreciated financial position that is a Contract and then acquires property that is the same as, or substantially identical to, the underlying property, the Fund generally will be taxed as if the appreciated financial position were sold at its fair market value on the date the Fund enters into the financial position or acquires the property, respectively.
      If a Fund enters into certain derivatives (including forward contracts, long positions under notional principal contracts, and related puts and calls) with respect to equity interests in certain pass-thru entities (including other regulated investment companies, real estate investment trusts, partnerships, real estate mortgage investment conduits and certain trusts and foreign corporations), long-term capital gain with respect to the derivative may be recharacterized as ordinary income to the extent it exceeds the long-term capital gain that would have been realized had the interest in the pass-thru entity been held directly by the Fund during the term of the derivative contract. Any gain recharacterized as ordinary income will be treated as accruing at a constant rate over the term of the derivative contract and may be subject to an interest charge. The Treasury has authority to issue regulations expanding the application of these rules to derivatives with respect to debt instruments and/or stock in corporations that are not pass-thru entities.

      Investment by a Fund in securities issued or acquired at a discount, or providing for deferred interest or for payment of interest in the form of additional obligations, could under special tax rules affect the amount, timing and character of distributions to shareholders by causing the Fund to recognize income prior to the receipt of cash payments. For example, the Fund could be required each year to accrue a portion of the discount (or deemed discount) at which the securities were issued and to distribute such income in order to maintain its qualification as a regulated investment company. In such case, the Fund may have to dispose of securities which it might otherwise have continued to hold in order to generate cash to satisfy the distribution requirements.

      If a Fund invests in an entity that is classified as a "passive foreign investment company" ("PFIC") for Federal income tax purposes, the operation of certain provisions of the Code applying to PFICs could result in the imposition of certain federal income taxes on the Fund. In addition, gain realized from the sale or other disposition of PFIC securities held beyond the end of the Fund's taxable year may be treated as ordinary income.

      Federal regulations require that you provide a certified taxpayer identification number ("TIN") upon opening or reopening an account. See the Account Application for further information concerning this requirement. Failure to furnish a certified TIN to the Company could subject you to a $50 penalty imposed by the Internal Revenue Service.

                            PORTFOLIO TRANSACTIONS

      GENERAL. (All Funds) The Manager assumes general supervision over the placement of securities buy and sell orders on behalf of the funds it manages. In choosing brokers, the Manager evaluates the ability of the broker to execute the particular transaction (taking into account the market for the stock and the size of the order) at the best combination of price and quality of execution. In selecting brokers no factor is necessarily determinative, and seeking to obtain best execution for all trades takes precedence over all other considerations. Brokers are selected after a review of all relevant criteria, including: the actual price to be paid for the shares; the broker's knowledge of the market for the particular stock; the broker's reliability; the broker's integrity or ability to maintain confidentiality; the broker's research capability; commission rates; the broker's ability to ensure that the shares will be delivered on settlement date; the broker's ability to handle specific orders of various size and complexity; the broker's financial condition; the broker's willingness to commit capital; and the sale by the broker of funds managed by the Manager (or the Sub-Adviser with respect to Dreyfus Midcap Value Plus Fund and Dreyfus Premier Structured Midcap Fund, as the case may be). At various times and for various reasons, certain factors will be more important than others in determining which broker to use.

      The Manager has adopted written trade allocation procedures for its equity and fixed income trading desks. Under the procedures, portfolio managers and the trading desks ordinarily will seek to aggregate (or "bunch") orders that are placed or received concurrently for more than one account. In some cases, this policy may adversely affect the price paid or received by an account, or the size of the position obtained or liquidated. Generally, bunched trades will be "allocated among the participating accounts based on the number of shares designated for each account on the trade order. If securities available are insufficient to satisfy the requirements of the participating accounts, available securities generally are allocated among accounts pro rata, based on order sizes. In the case of debt securities, the pro rata allocation is based on the accounts' asset sizes. In allocating trades made on a combined basis, the trading desks seek to achieve the same net unit price of the securities for each participating account. Because a pro rata allocation may not always adequately accommodate all facts and circumstances, the trade allocation procedures allow the allocation of securities on a basis other than pro rata. For example, adjustments may be made to eliminate de minimis positions, to give priority to accounts with specialized investment policies and objectives or to consider the unique characteristics of certain accounts (e.g., available cash, industry or issuer concentration, duration, credit exposure).

      Certain funds are managed by dual employees of the Manager and an affiliated entity in the Mellon organization. Funds managed by dual employees use the research and trading facilities, and are subject to the internal policies and procedures, of the affiliated entities. While the policies and procedures of the affiliated entities are different than those of the Manager, they are based on the same principles, and are substantially similar.

      The Manager (or the Sub-Adviser with respect to Dreyfus Midcap Value Plus Fund and Dreyfus Premier Structured Midcap Fund, as the case may be) may deem it appropriate for one of its accounts to sell a security while another of its accounts is purchasing the same security. Under such circumstances, the Manager (or the Sub-Adviser with respect to Dreyfus Midcap Value Plus Fund and Dreyfus Premier Structured Midcap Fund, as the case may be) may arrange to have the purchase and sale transaction effected directly between its accounts ("cross transactions"). Cross transactions will be effected pursuant to procedures adopted under Rule 17a-7 under the 1940 Act.

      For the fiscal years ended August 31, 2000, 2001 and 2002, the amounts paid by the indicated Funds for brokerage commissions, gross spreads and concessions on principal transactions (none of which was paid directly to the Manager or the Distributor), were as follows:





NAME OF FUND                                                             BROKERAGE COMMISSIONS PAID
                                                                2000                  2001              2002

Dreyfus Emerging Leaders Fund                               $3,505,633             $2,344,740        $ 2,063,989
Dreyfus Midcap Value Fund                                   $1,102,711             $5,569,307        $11,220,650
Dreyfus Midcap Value Plus Fund                                  N/A                $    3,668*       $    50,841
Dreyfus Large Company Value Fund                            $  336,104             $  186,099        $   145,148
Dreyfus Small Company Value Fund                            $2,081,336             $1,895,050        $ 3,120,628
Dreyfus Premier International Value Fund                    $  709,042             $  639,375        $   496,766
Dreyfus Premier Technology Growth Fund                      $3,777,418             $2,389,349        $ 2,653,640
Dreyfus Premier Future Leaders Fund                         $    9,223             $  303,873        $   974,833
Dreyfus Premier Strategic Value Fund                        $  768,067             $  858,407        $   346,461
Dreyfus Premier Structured Midcap Fund                          N/A                $1,294*           $     2,501
Dreyfus Premier Growth Fund                                     N/A                  N/A             $     1,983**
Dreyfus Premier Small Company Growth Fund                       N/A                  N/A             $     3,483***

____________________________
*     For the period June 29, 2001 (commencement of operations) through August
      31, 2001.
**    For the period December 31, 2001 (commencement of operations) through
      August 31, 2002.
***   For the period June 28, 2002 (commencement of operations) through August
      31, 2002.



      The brokerage commissions for certain Funds fluctuated significantly from year-to-year because of increased market volatility and increased cash flows into and out of such Funds.

      The Company contemplates that, consistent with the policy of obtaining the most favorable net price, brokerage transactions may be conducted through the Manager or its affiliates. The Company's Board has adopted procedures in conformity with Rule 17e-1 under the 1940 Act to ensure that all brokerage commissions paid to the Manager or its affiliates are reasonable and fair.

      During the fiscal years ended August 31, 2000, 2001 and 2002, Dreyfus Premier Strategic Value Fund paid an affiliate of the Manager brokerage commissions of $22,636, $11,940 and $0, respectively. During such years, this amounted to approximately 7%, 1% and 0%, respectively, of the aggregate brokerage commissions paid by the Fund for transactions involving approximately 10%, 3% and 0%, respectively, of the aggregate dollar amount of transactions for which the Fund paid brokerage commissions.

      During the fiscal years ended August 31, 2000, 2001 and 2002, Dreyfus Emerging Leaders Fund paid an affiliate of the Manager brokerage commissions of $10,302, $28,560 and $9,000, respectively. During such years, this amounted to approximately 0.01%, 1% and 0.5% , respectively, of the aggregate brokerage commissions paid by the Fund for transactions involving approximately 0.03%, 3% and 2.6%, respectively, of the aggregate dollar amount of transactions for which the Fund paid brokerage commissions.

      During the fiscal years ended August 31, 2001 and 2002, Dreyfus Premier Future Leaders Fund paid an affiliate of the Manager brokerage commissions of $1,848 and $0, respectively. During such year, this amounted to approximately 1% and 0%, respectively, of the aggregate brokerage commissions paid by the Fund for transactions involving approximately 2% and 0%, respectively, of the aggregate dollar amount of transactions for which the Fund paid brokerage commissions.

      During the fiscal years ended August 31, 2000, 2001 and 2002, Dreyfus Premier Technology Growth Fund paid an affiliate of the Manager brokerage commissions of $60,966, $394,448 and $32,105, respectively. During such years, this amounted to approximately 3%, 7% and 1%, respectively, of the aggregate brokerage commissions paid by the Fund for transactions involving approximately 7%, 20% and 3%, respectively, of the aggregate dollar amount of transactions for which the Fund paid brokerage commissions.

      During the fiscal year ended October 31, 2000, for the period from November 1, 2000 through August 31, 2001 (the Fund's current fiscal year end), and the fiscal year ended August 31, 2002, Dreyfus Large Company Value Fund paid an affiliate of the Manager brokerage commissions of $14,716, $1,004 and $336, respectively. During such periods, this amounted to approximately 4%, 1% and 0.3%, respectively, of the aggregate brokerage commissions paid by the Fund for transactions involving approximately 7%, 3% and 2.1%, respectively, of the aggregate dollar amount of transactions for which the Fund paid brokerage commissions.

      As Dreyfus Premier Select Growth Fund and Dreyfus Premier Select Midcap Growth Fund had not completed their first fiscal year as of the date of this Statement of Additional Information, no information on the brokerage commissions paid by such Funds is available.

      With respect to Dreyfus Small Company Value Fund, Dreyfus Midcap Value Fund, Dreyfus Midcap Value Plus Fund, Dreyfus Premier Growth Fund, Dreyfus Premier Small Company Growth Fund, Dreyfus Premier International Value Fund and Dreyfus Premier Structured Midcap Fund, there were no brokerage commissions paid to the Manager or its affiliates for such Fund's most current fiscal years.

      IPO ALLOCATIONS. (Dreyfus Large Company Value Fund, Dreyfus Emerging Leaders Fund, Dreyfus Premier Strategic Value Fund, Dreyfus Premier Technology Fund, Dreyfus Premier Future Leaders Fund, Dreyfus Premier Small Company Growth Fund, Dreyfus Premier Select Growth Fund and Dreyfus Premier Select Midcap Growth Fund) Under the Manager's special trade allocation procedures applicable to domestic and foreign initial and secondary public offerings and Rule 144A transactions (collectively herein "IPOs"), all portfolio managers seeking to participate in an IPO must use reasonable efforts to indicate their interest in the IPO, by account and in writing, to the Equity Trading Desk at least 24 hours prior to the pricing of a deal. Except upon prior written authorization from the Director of Investments or his designee, an indication of interest submitted on behalf of any account must not exceed an amount based on the account's approximate median position size.

      Portfolio managers may specify by account the minimum number of shares deemed to be an adequate allocation. Portfolio managers may not decline any allocation in excess of the minimum number of shares specified on the ground that too few shares are available, and will not receive an allocation of fewer than the minimum number of shares specified. If a portfolio manager does not specify a minimum number of shares deemed to be an adequate allocation, a "default minimum" equal to ten percent of the requested number of shares is assumed. De minimis adjustments may result in larger accounts participating in IPOs to a lesser extent than smaller accounts.

      Based on the indications of interest received by the Equity Trading Desk, the Chief Investment Officer's designee prepares an IPO Allocation Worksheet indicating an appropriate order size for each account, taking into consideration (i) the number of shares requested for each account; (ii) the relative size of each account; (iii) each account's investment objectives, style and portfolio composition, and (iv) any other factors that may lawfully be considered in allocating IPO shares among accounts.

      If there are insufficient securities to satisfy all orders as reflected on the IPO Allocation Worksheet, the Manager's allocation generally will be distributed among participating accounts pro rata on the basis of each account's order. Allocations may deviate from a strict pro rata allocation if the Chief Investment Officer or his designee determines that it is fair and equitable to allocate on other than a pro rata basis.

      IPO ALLOCATIONS. (Dreyfus Premier International Value Fund, Dreyfus Midcap Value Fund, Dreyfus Small Company Value Fund, Dreyfus Midcap Value Plus Fund and Dreyfus Premier Growth Fund) Each of these Funds' portfolio managers either are dual employees of the Manager and TBCAM or, for Dreyfus Midcap Value Plus Fund, are employees of TBCAM, and are subject to the IPO procedures of TBCAM. Under the procedures, all portfolio managers seeking to participate in an IPO must indicate their interest in the IPO to the equity trader prior to the pricing of the offering. Portfolio managers may specify for each account the minimum position deemed to be an adequate allocation. Shares received in an offering are allocated among participating accounts on a pro rata basis based on account size, with a minimum domestic equity allocation of ten shares to any one account.

      IPO ALLOCATIONS. (Dreyfus Premier Structured Midcap Fund) The Fund's portfolio managers are subject to the IPO procedures of Franklin Portfolio. Under the procedures, all portfolio managers seeking to participate in an IPO must indicate their interest in the IPO to the equity trader prior to the pricing of the offering. Portfolio managers may specify for each account the minimum position deemed to be an adequate allocation. Shares received in an offering are allocated among participating accounts on a pro rata basis based on account size, with a minimum domestic equity allocation of ten shares to any one account.

      The key criterion for determining the eligibility of an account to participate in an IPO is the suitability of the investment for the account. Guidelines based on the estimated market capitalization of the issuer are used to help determine the accounts for which offerings are most suitable.
If the portfolio manager of an account for which a particular offering would be most suitable based on the market capitalization guidelines determines not to have that account participate in the offering, other accounts may participate in the offering.

      Allocations among accounts with the same or a similar investment objective managed by the same portfolio manager generally are allocated pro rata based on the net asset values of the applicable accounts. However, a portfolio manager may determine not to participate in an offering for an account based on the circumstances affecting that account including, without limitation, cash availability, desired position size, the account's investment policies and restrictions, or tax considerations. If an offering is suitable for accounts managed by different portfolio managers and more than one portfolio manager wants to participate in the offering, the shares are allocated to the accounts for which the offering is deemed most suitable. Such offerings generally are then allocated pro rata based on net asset value. In the case of secondary public offerings, allocations may be based on position weightings desired for each participating account.

      If under the procedures an account would receive an allocation equal to or less than the greater of (a) a portfolio position of .25 of 1%; or (b) 100 shares, the portfolio manager may decline the allocation for that account. Shares not taken as a result of this rule are reallocated to the other accounts participating in the allocation on a pro rata basis based on their net asset values.

      From time to time, special circumstances may arise in which deviations from these policies are appropriate. Any such exceptions must by approved by Founders' President or his designee.

      SOFT DOLLARS. (All Funds) Subject to the policy of seeking the best combination of price and execution, a Fund may execute transactions with brokerage firms that provide, along with brokerage services, research services and products, as defined in Section 28(e) of the Securities Exchange Act of 1934. Section 28(e) provides a "safe harbor" to investment managers who use commission dollars of their advised accounts to obtain investment research and brokerage services and products. These arrangements are often called soft dollar arrangements. Research and brokerage services and products that provide lawful and appropriate assistance to the manager in performing investment decision-making responsibilities fall within the safe harbor.

      The services and products provided under these arrangements permit the Manager to supplement its own research and analysis activities, and provide it with information from individuals and research staffs of many securities firms.

      Some of the research products or services received by the Manager (or a Sub-Adviser) may have both a research function and a non-research administrative function (a "mixed use"). If the Manager (or a Sub-Adviser) determines that any research product or service has a mixed use, the Manager (or a Sub-Adviser) will allocate in good faith the cost of such service or product accordingly. The portion of the product or service that the Manager (or a Sub-Adviser) determines will assist it in the investment decision-making process may be paid for in soft dollars. The non-research portion is paid for by the Manager (or a Sub-Adviser) in hard dollars. Any such allocation may create a conflict of interest for the Manager (or a Sub-Adviser).

      Certain funds are managed by dual employees of the Manager and an affiliated entity in the Mellon organization. The affiliated entity effects trades for funds managed by these dual employees. Because those funds may benefit from the research products and services the affiliated entity receives from brokers, commissions generated by those funds may be used to help pay for research products and services used by the affiliated entity.

      The Manager generally considers the amount and nature of research, execution and other services provided by brokerage firms, as well as the extent to which such services are relied on, and attempts to allocate a portion of the brokerage business of its clients on the basis of that consideration. Neither the research services nor the amount of brokerage given to a particular brokerage firm are made pursuant to any agreement or commitment with any of the selected firms that would bind the Manager to compensate the selected brokerage firm for research provided. The Manager endeavors to direct sufficient commissions to broker/dealers that have provided it with research to ensure continued receipt of research the Manager believes is useful. Actual brokerage commissions received by a broker/dealer may be more or less than the suggested allocations.

      The Manager may receive a benefit from the research services and products that is not passed on to a Fund in the form of a direct monetary benefit. Further, research services and products may be useful to the Manager in providing investment advice to any of the Funds or clients it advises. Likewise, information made available to the Manager from brokerage firms effecting securities transactions for a Fund may be utilized on behalf of another Fund or client. Thus, there may be no correlation between the amount of brokerage commissions generated by a particular Fund or client and the indirect benefits received by that Fund or client.

      For each Fund, the aggregate amount of transactions during the last fiscal year in securities effected on an agency basis through a broker for, among other things, research services, and the commissions and concessions related to such transactions were as follows:



                                                                                             Commissions and
NAME OF FUND                                                    TRANSACTION AMOUNT           CONCESSIONS

Dreyfus Large Company Value Fund                                $ 17,375,680                 $ 26,741
Dreyfus Midcap Value Fund                                       $          0                 $      0
Dreyfus Midcap Value Plus Fund                                  $          0                 $      0
Dreyfus Small Company Value Fund                                $          0                 $      0
Dreyfus Emerging Leaders Fund                                   $ 48,834,539                 $ 79,997
Dreyfus Premier International Value Fund                        $          0                 $      0
Dreyfus Premier Strategic Value Fund                            $ 18,111,003                 $ 28,924
Dreyfus Premier Technology Growth Fund                          $181,338,888                 $394,922
Dreyfus Premier Future Leaders Fund                             $  7,465,605                 $ 24,335
Dreyfus Premier Structured Midcap Fund                          $          0                 $      0
Dreyfus Premier Growth Fund*                                    $          0                 $      0
Dreyfus Premier Small Company Growth Fund**                     $          0                 $      0

____________________________
*      For the period December 31, 2001 (commencement of operations) through
       August 31, 2002.
**     For the period June 28, 2002 (commencement of operations) through August
       31, 2002.



As Dreyfus Premier Select Growth Fund and Dreyfus Premier Select Midcap Growth Fund had not completed their first fiscal year as of the date of this Statement of Additional Information, no information as to portfolio transactions is available for those Funds.

      REGULAR BROKER-DEALERS. A Fund may execute transactions with one or more of its "regular brokers or dealers," as defined in Rule 10b-1 under the 1940 Act. Rule 10b-1 provides that a "regular broker or dealer" is one of the ten brokers or dealers that, during the Fund's most recent fiscal year (i) received the greater dollar amount of brokerage commissions from participating, either directly or indirectly, in the Fund's portfolio transactions, (ii) engages as principal in the largest dollar amount of the Fund's portfolio transactions or (iii) sold the largest dollar amount of the Fund's securities. The following is a list of each Fund that acquired securities of its regular brokers or dealers for the fiscal year ended August 31, 2002, the issuer of the securities and the aggregate value per issuer, as of August 31, 2002, of such securities:

      Dreyfus Large Company Value Fund - Banc of America Securities LLC, $2,943,000, Goldman, Sachs & Co., $232,000 and Morgan Stanley Dean Witter & Co., $1,042,000; Dreyfus Premier Strategic Value Fund - Morgan Stanley Dean Witter & Co., $2,456,000, Lehman Brothers Inc., $3,506,000, Merrill Lynch, Pierce, Fenner & Smith Inc., $1,032,000, and Goldman, Sachs & Co., $3,324,000; Dreyfus Midcap Value Fund - Lehman Brothers Inc., $9,207,000; Dreyfus Premier Structured Midcap Fund - First Tennessee Capital Markets, $11,000; Dreyfus Midcap Value Plus Fund - Lehman Brothers Inc., $160,000; and Dreyfus Premier Growth Fund - Morgan Stanley Dean Witter & Co., $19,000.



                           PERFORMANCE INFORMATION

      The following information supplements and should be read in conjunction with the section in each Fund's Prospectus entitled "Past Performance."

      Average annual total return is calculated by determining the ending redeemable value of an investment purchased at net asset value (maximum offering price in the case of Class A or Class T) per share with a hypothetical $1,000 payment made at the beginning of the period (assuming the reinvestment of dividends and distributions), dividing by the amount of the initial investment, taking the "n"th root of the quotient (where "n" is the number of years in the period) and subtracting 1 from the result. The average annual total return figures calculated in accordance with such formula assume that for Class A or Class T the maximum sales load has been deducted from the hypothetical initial investment at the time of purchase, or for Class B or Class C the maximum applicable CDSC has been paid upon redemption at the end of the period.

      Aggregate total return is calculated by subtracting the amount of the Fund's net asset value (maximum offering price in the case of Class A or Class T) per share at the beginning of a stated period from the net asset value per share at the end of the period (after giving effect to the reinvestment of dividends and distributions during the period and any applicable CDSC), and dividing the result by the net asset value (maximum offering price in the case of Class A or Class T) per share at the beginning of the period. Aggregate total return also may be calculated based on the net asset value per share at the beginning of the period instead of the maximum offering price per share at the beginning of the period for Class A or Class T shares or without giving effect to any applicable CDSC at the end of the period for Class B or Class C shares. In such cases, the calculation would not reflect the deduction of the sales load with respect to Class A or Class T shares or any applicable CDSC with respect to Class B or Class C shares, which, if reflected, would reduce the performance quoted.

For the indicated period ended August 31, 2002, the returns for each Fund were as follows:



                                           Aggregate
                                           Total           Aggregate Total
                                           Return Since    Return Since
                                           Inception       Inception Based
                                           Based           on Maximum
                                           on Net Asset    Offering Price
                                           Value (without  (with                                               Average Annual
                                           deduction of    deduction of       Average Annual   Average Annual  Total Return
                                           maximum sales   maximum sales      Total Return     Total Return    Since
NAME OF FUND                               LOAD OR CDSC)   LOAD OR CDSC)      ONE YEAR         FIVE YEARS      INCEPTION

Dreyfus Large Company Value Fund (1)        119.00%        N/A                (13.49%)         0.00%            9.46%
Dreyfus Small Company Value Fund (1)        104.73%        N/A                (35.65%)         2.23%            8.62%
Dreyfus Midcap Value Fund (2)               134.01%        N/A                (22.81%)         3.48%            13.07%
Dreyfus Midcap Value Plus Fund (3)          (28.44%)                          (24.00%)         N/A             (24.87%)
Dreyfus Emerging Leaders Fund (2)           171.46%        N/A                (20.78%)         5.17%             15.52%
Dreyfus Premier Strategic Value Fund
         Class A (2)                        129.62%        116.46%            (25.78%)         1.31%             11.81%
         Class B (4)                        (27.13%)       (29.96%)           (24.83%)         N/A               (24.79%)
         Class C (4)                        (27.10%)       N/A                (22.49%)         N/A               (22.35%)
         Class R (4)                        (26.94%)       N/A                (21.52%)         N/A               (22.20%)
         Class T (4)                        (27.39%)       (30.65%)           (25.37%)         N/A               (25.38%)
Dreyfus Premier Technology Growth Fund
         Class A (5)                         20.32%         13.42%            (37.86%)          N/A                2.61%
         Class B (6)                        (48.43%)       (49.97%)           (37.23%)          N/A              (18.53%)
         Class C (6)                        (48.43%)       N/A                (35.24%)          N/A              (17.79%)
         Class R (6)                        (46.44%)       N/A                (33.76%)          N/A              (16.87%)
         Class T (7)                        (54.12%)       (56.18%)           (37.26%)          N/A              (24.05%)
Dreyfus Premier Future Leaders Fund
         Class A (8)                         (0.40%)        (6.11%)           (19.88%)         N/A               (2.86%)
         Class B (8)                         (2.00%)        (4.94%)           (19.01%)         N/A               (2.31%)
         Class C (8)                         (1.92%)       N/A                (16.47%)         N/A               (0.89%)
         Class R (8)                          0.24%        N/A                (14.70%)         N/A                0.11%
         Class T (8)                         (0.88%)        (5.35%)           (19.13%)         N/A               (2.50%)
Dreyfus Premier Structured Midcap Fund
         Class A (3)                        (12.73%)       (17.73%)          (12.80%)          N/A              (15.37%)
         Class B (3)                        (13.51%)       (16.96%)          (11.81%)          N/A              (14.69%)
         Class C (3)                        (13.56%)       N/A               (9.12%)           N/A               (11.71%)
         Class R (3)                        (12.56%)       N/A               (7.29%)           N/A               (10.83%)
         Class T (3)                        (12.99%)       (16.91%)          (11.86%)          N/A               (14.65%)
Dreyfus Premier International Value Fund
         Class A (2)                         37.64%         29.75%           (12.97%)          1.04%               3.84%
         Class B (9)                           N/A         N/A               N/A               N/A               N/A
         Class C (9)                           N/A         N/A               N/A               N/A               N/A
         Class R (9)                           N/A         N/A               N/A               N/A               N/A
         Class T (9)                           N/A         N/A               N/A               N/A               N/A
Dreyfus Premier Growth Fund
         Class A (10)                       (28.32%)       (32.43%)          N/A               N/A               N/A
         Class B (10)                       (28.72%)       (31.57%)          N/A               N/A               N/A
         Class C (10)                       (28.72%)       (29.43%)          N/A               N/A               N/A
         Class R (10)                       (28.24%)       N/A               N/A               N/A               N/A
         Class T (10)                       (28.48%)       (31.70%)          N/A               N/A               N/A
Dreyfus Premier Small Company Growth Fund
         Class A (11)                       (15.77%)       (20.60%)          N/A               N/A               N/A
         Class B (11)                       (15.93%)       (19.30%)          N/A               N/A               N/A
         Class C (11)                       (15.93%)       (16.77%)          N/A               N/A               N/A
         Class R (11)                       (15.77%)       N/A               N/A               N/A               N/A
         Class T (11)                       (15.85%)       (19.65%)          N/A               N/A               N/A



_____________________________________________
(1)    Inception date: December 29, 1993 (commencement of operations).
(2)    Inception date: September 29, 1995 (commencement of operations).
(3)    Inception date: June 29, 2001 (commencement of operations).
(4)    Inception date: May 31, 2001 (commencement of initial public offering).
(5)    Inception date: October 13, 1997 (commencement of operations).
(6)    Inception date: April 15, 1999 (commencement of initial public offering).
 (7)    Inception date: August 31, 1999 (date of initial public
        offering).
 (8)    Inception date: June 30, 2000 (commencement of operations).
 (9)    Inception date: November 15, 2002 (commencement of operations)
 (10)   Inception date: December 31, 2001 (commencement of operations)
 (11)   Inception date: June 28, 2002 (commencement of operations).



      As new funds, Dreyfus Premier Select Growth Fund and Dreyfus Premier Select Midcap Growth Fund do not have performance information as of the date of this Statement of Additional Information.

      From time to time, the after-tax returns of each Fund may be advertised or otherwise reported. The formula for computing after-tax returns assumes an initial one-time investment of $1,000 and the deduction of the maximum sales load, if any, and other charges from this initial investment. After-tax returns (including those reflecting Fund distributions an/or redemption of Fund shares) are calculated using the then-current highest individual Federal marginal income tax rates, and do not reflect the impact of state and local taxes. After-tax returns on distributions and redemptions are computed assuming a complete sales of the respective Fund shares at the end of the period and reflect reinvested amounts. The formula assumes that the taxable amount and tax character of each distribution are as specified by the respective Fund on the dividend declaration date, adjusted to reflect subsequent recharacterizations, and ignores the effect of either the alternative minimum tax or phaseouts of certain tax credits, exemptions, and deductions for tax payers whose adjusted gross income is above a specified amount.

      From time to time, the Company may compare a Fund's performance against inflation with the performance of other instruments against inflation, such as short-term Treasury Bills (which are direct obligations of the U.S. Government) and FDIC-insured bank money market accounts.

      Comparative performance information may be used form time to time in advertising or marketing a Fund's shares, including data from Lipper Analytical Services, Inc., Micropal, Morningstar, Inc., Lipper Leader Ratings, Standard & Poor's 500 Composite Stock Price Index, Standard & Poor's Midcap 400 Index, the Dow Jones Industrial Average, Russell Midcap Index, Russell 2000 Growth Index, Money Magazine, Wilshire 5000 Index and other indices and industry publications. From time to time, advertising materials for each Fund may include biographical information relating to its portfolio manager, and may refer to or include commentary by the Fund's portfolio manager relating to investment strategy (including "growth" and "value" investing), asset growth, current or past business, political, economic or financial conditions, developments or events (including those relating to or arising from actual or proposed tax legislation) and other matters of general interest to investors. Also, from time to time, advertising materials for each Fund may include information concerning retirement and investing for retirement, may refer to the approximate number of then-current Fund shareholders and may refer to Lipper or Morningstar ratings and related analysis supporting the ratings. In addition, from time to time, advertising materials may refer to studies performed by the Manager or its affiliates, such as "The Dreyfus Tax Informed Investing Study" or "The Dreyfus Gender Investment Comparison Study" or other such studies. Advertisements for Dreyfus Emerging Leaders Fund, Dreyfus Premier Future Leaders Fund, Dreyfus Small Company Value Fund, Dreyfus Premier Small Company Growth Fund and Dreyfus Premier Technology Growth Fund also may discuss the potential benefits and risks of small cap investing.



                   INFORMATION ABOUT THE COMPANY AND FUNDS

      Each Fund share has one vote and, when-issued and paid for in accordance with the terms of the offering, is fully paid and non-assessable. Fund shares are of one class, except in the case of the Dreyfus Premier Funds, and have equal rights as to dividends and in liquidation. Shares have no preemptive or subscription rights and are freely transferable.

      Unless otherwise required by the 1940 Act, ordinarily it will not be necessary for the Company to hold annual meetings of shareholders. As a result, shareholders may not consider each year the election of Board members or the appointment of auditors. However, the holders of at least 10% of the shares outstanding and entitled to vote may require the Company to hold a special meeting of shareholders for purposes of removing a Board member from office. Shareholders may remove a Board member by the affirmative vote of a majority of the Company's outstanding voting shares. In addition, the Board will call a meeting of shareholders for the purpose of electing Board members if, at any time, less than a majority of the Board members then holding office have been elected by shareholders.

      The Company is a "series fund," which is a mutual fund divided into separate portfolios, each of which is treated as a separate entity for certain matters under the 1940 Act and for other purposes. A shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. For certain matters shareholders vote together as a group; as to others they vote separately by portfolio.

      To date, the Board has authorized the creation of fifteen series of shares. All consideration received by the Company for shares of a Fund, and all assets in which such consideration is invested, will belong to that Fund (subject only to the rights of creditors of the Company) and will be subject to the liabilities related thereto. The income attributable to, and the expenses of, a Fund will be treated separately from those of the other Funds. The Company has the ability to create, from time to time, new series without shareholder approval.

      Rule 18f-2 under the 1940 Act provides that any matter required to be submitted under the provisions of the 1940 Act or applicable state law or otherwise to the holders of the outstanding voting securities of an investment company, such as the Company, will not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each series affected by such matter. Rule 18f-2 further provides that a series shall be deemed to be affected by a matter unless it is clear that the interests of each series in the matter are identical or that the matter does not affect any interest of such series.
The Rule exempts the selection of independent accountants and the election of Board members from the separate voting requirements of the Rule.

      Each Fund will send annual and semi-annual financial statements to all its shareholders.

      Each Fund is intended to be a long-term investment vehicle and is not designed to provide investors with a means of speculation on short-term market movements. A pattern of frequent purchases and exchanges can be disruptive to efficient portfolio management and, consequently, can be detrimental to the Fund's performance and its shareholders. Accordingly, if the Company's management determines that an investor is engaged in excessive trading, the Company, with or without prior notice, may temporarily or permanently terminate the availability of Fund Exchanges, or reject in whole or part any purchase or exchange request, with respect to such investor's account. Such investors also may be barred from purchasing other funds in the Dreyfus Family of Funds. Generally, an investor who makes more than four exchanges out of a Fund during any calendar year or who makes exchanges that appear to coincide with an active market-timing strategy may be deemed to be engaged in excessive trading. Accounts under common ownership or control will be considered as one account for purposes of determining a pattern of excessive trading. In addition, the Company may refuse or restrict purchase or exchange requests by any person or group if, in the judgment of the Company's management, the Fund would be unable to invest the money effectively in accordance with its investment objective and policies or could otherwise be adversely affected or if the Fund receives or anticipated receiving simultaneous orders that may significantly affect the Fund (e.g., amounts equal to 1% or more of the Fund's total assets). If an exchange request is refused, the Company will take no other action with respect to the shares until it receives further instructions from the investor. A Fund may delay forwarding redemption proceeds for up to seven days if the investor redeeming shares is engaged in excessive trading or if the amount of the redemption request otherwise would be disruptive to efficient portfolio management or would adversely affect the Fund. The Company's policy on excessive trading applies to investors who invest in a Fund directly or through financial intermediaries, but does not apply to the Dreyfus Auto-Exchange Privilege, to any automatic investment or withdrawal privilege described herein, or to participants in employer-sponsored retirement plans.

      Before September 29, 1995, the Company's name was Dreyfus Focus Funds, Inc. Effective April 15, 1999, Dreyfus Premier Technology Growth Fund changed its name from Dreyfus Technology Growth Fund to its current name; effective May 31, 2001, Dreyfus Premier Strategic Value Fund changed its name from Dreyfus Aggressive Value Fund to its current name; effective May 7, 2002, changed their respective names from Dreyfus Mid Cap Value Fund, Dreyfus Mid Cap Value Plus Fund and Dreyfus Premier Structured Mid Cap Fund, to their current names; Dreyfus Midcap Value Fund, Dreyfus Midcap Value Plus Fund and Dreyfus Premier Structured Midcap Fund, respectively; and effective November 15, 2002, Dreyfus Premier International Value Fund changed its name from Dreyfus International Value Fund to its current name.

      The following persons are known by the Company to own of record 5% or more of a Fund's outstanding voting securities as of December 19, 2002. A shareholder who beneficially owns, directly or indirectly, more than 25% of a Fund's voting securities may be deemed a "control person" (as defined in the 1940 Act) of the Fund.

DREYFUS EMERGING LEADERS FUND

Dreyfus Retirement Services                                    15.3996%
144 Glenn Curtiss Boulevard
Uniondale, NY  11556-0144


Charles Schwab & Co. Inc.                                       9.9914%
Reinvest Account
101 Montgomery St.
San Francisco, CA  94104-4122

National Financial Services                                     9.9292%
82 Devonshire Street
Boston, MA  02109-3605

DREYFUS MIDCAP VALUE FUND

JP Morgan Chase Bank                                           13.1686%
P.O. Box 4197844
Kansas City, MO  64141-6784

National Financial Services                                    11.1512%
82 Devonshire Street
Boston, MA 02109-3605

Charles Schwab & Co. Inc.                                       9.6584%
Reinvest Account
101 Montgomery St.
San Francisco, CA  94104-4122

DREYFUS MIDCAP VALUE PLUS FUND

Charles Schwab & Co., Inc.                                     30.0089%
Reinvest Account
101 Montgomery Street
San Francisco, CA  94104-4122

Donaldson, Lufkin & Jenrette Securities                         8.0048%
Corporation
SEC Corporation Inc.
P.O. Box 2052
Jersey City, NJ  07303-2052

National Financial Services                                     6.9872%
82 Devonshire Street
Boston, MA  02109-3605

DREYFUS LARGE COMPANY VALUE FUND

Dreyfus Retirement Services                                    14.3452%
144 Glenn Curtiss Boulevard
Uniondale, NY  11556-0144

Charles Schwab & Co. Inc.                                      10.3966%
Reinvest Account
101 Montgomery St.
San Francisco, CA  94104-4122

Donaldson, Lufkin & Jenrette Securities                         6.1254%
Corporation
SEC Corporation Inc.
P.O. Box 2052
Jersey City, NJ  07303-2052

DREYFUS SMALL COMPANY VALUE FUND

Charles Schwab & Co. Inc.                                      15.4572%
Reinvest Account
101 Montgomery St.
San Francisco, CA  94104-4122

Salomon Smith Barney                                           13.4622%
Mutual Fund Processing Department
333 West 34th Street, 3rd floor
New York, NY  10001-2483

Dreyfus Retirement Services                                    13.1738%
144 Glenn Curtiss Boulevard
Uniondale, NY  11556-0144

National Financial Services                                     7.6383%
82 Devonshire Street
Boston, MA  02109-3605

DREYFUS PREMIER TECHNOLOGY GROWTH FUND (CLASS A)

Charles Schwab & Co. Inc.                                      10.0030%
Reinvest Account
101 Montgomery St.
San Francisco, CA  94104-4122

Merrill Lynch, Pierce, Fenner & Smith For the                   6.3632%
Sole Benefit Of Its Customers
Attn: Fund Administration
4800 Deer Lake Dr. East, 3rd floor
Jacksonville, FL  32246-6484


Donaldson, Lufkin & Jenrette Securities                         5.9225%
Corporation
SEC Corporation Inc.
P.O. Box 2052
Jersey City, NJ  07303-2052

National Financial Services                                     5.7803%
82 Devonshire Street
Boston, MA  02109-3605

DREYFUS PREMIER TECHNOLOGY GROWTH FUND (CLASS B)

Merrill Lynch, Pierce, Fenner & Smith For the                  13.5379%
Sole Benefit Of Its Customers
Attn: Fund Administration
4800 Deer Lake Dr. East, 3rd floor
Jacksonville, FL  32246-6484

Donaldson, Lufkin & Jenrette Securities                         9.6346%
Corporation
SEC Corporation Inc.
P.O. Box 2052
Jersey City, NJ  07303-2052

Salomon Smith Barney                                            8.3123%
Mutual Fund Processing Department
333 West 34th Street, 3rd floor
New York, NY  10001-2483

Fiserv Securities                                               7.7436%
2005 Market Street, Suite 1200
Philadelphia, PA  19103-7084

National Financial Services                                     7.5060%
82 Devonshire Street
Boston, MA  02109-3605

DREYFUS PREMIER TECHNOLOGY GROWTH FUND (CLASS C)

Merrill Lynch, Pierce, Fenner & Smith For the                  22.0458%
Sole Benefit Of Its Customers
Attn: Fund Administration
4800 Deer Lake Dr. East, 3rd floor
Jacksonville, FL  32246-6484


Salomon Smith Barney                                           18.3841%
Mutual Fund Processing Department
333 West 34th Street, 3rd floor
New York, NY  10001-2483

UBS Painewebber                                                 5.4726%
Mutual Funds Department
1000 Harbor Boulevard, 8th floor
Weehawken, NJ  07086-6727

A.G. Edwards & Sons Inc.                                        5.1472%
One North Jefferson
St. Louis, MO  63103-2287

DREYFUS PREMIER TECHNOLOGY GROWTH FUND (CLASS R)

Dreyfus Retirement Services                                    74.1829%
144 Glenn Curtiss Boulevard
Uniondale, NY  11556-0144

Mellon Private Wealth Management                               12.3706%
P.O. Box 534005
Pittsburgh, PA  15253-4005

DREYFUS PREMIER TECHNOLOGY GROWTH FUND (CLASS T)

A.G. Edwards & Sons Inc.                                       13.7661%
P.O. Box 795608
St. Louis, MO  63179-0795

Salomon Smith Barney                                           10.3814%
Mutual Fund Processing Department
333 West 34th Street, 3rd floor
New York, NY  10001-2483

Prudential Securities                                           8.9623%
Mutual Fund Order Room
One New York Plaza, 8th floor
New York, NY  10292-0001

National Financial Services                                     7.2412%
82 Devonshire Street
Boston, MA  02109-3605


DREYFUS PREMIER FUTURE LEADERS FUND (CLASS A)

National Financial Services                                    31.8143%
82 Devonshire Street
Boston, MA  02109-3605

Donaldson, Lufkin & Jenrette Securities                        15.7627%
Corporation
SEC Corporation Inc.
P.O. Box 2052
Jersey City, NJ  07303-2052

Charles Schwab & Co.                                           12.0442%
Reinvest Account
101 Montgomery Street
San Francisco, CA  94104-4122

J.P. Morgan Securities                                         10.6195%
500 Stanton Christiana Road
Newark, DE  19713-2107

Merrill Lynch, Pierce, Fenner & Smith For the                   5.8836%
Sole Benefit Of Its Customers
Attn: Fund Administration
4800 Deer Lake Dr. East, 3rd floor
Jacksonville, FL  32246-6484

DREYFUS PREMIER FUTURE LEADERS FUND (CLASS B)

Donaldson, Lufkin & Jenrette Securities                        21.0736%
Corporation
SEC Corporation Inc.
P.O. Box 2052
Jersey City, NJ  07303-2052

Merrill Lynch, Pierce, Fenner & Smith For the                  12.7200%
Sole Benefit Of Its Customers
Attn: Fund Administration
4800 Deer Lake Dr. East, 3rd floor
Jacksonville, FL  32246-6484

National Financial Services                                     6.7623%
82 Devonshire Street
Boston, MA  02109-3605


Fiserv Securities                                               5.1985%
2005 Market Street, Suite 1200
Philadelphia, PA  19103-7084

DREYFUS PREMIER FUTURE LEADERS FUND (CLASS C)

National Financial Services                                    28.9017%
82 Devonshire Street
Boston, MA  02109-3605

Merrill Lynch, Pierce, Fenner & Smith For the                  28.4692%
Sole Benefit Of Its Customers
Attn: Fund Administration
4800 Deer Lake Dr. East, 3rd floor
Jacksonville, FL  32246-6484

DREYFUS PREMIER FUTURE LEADERS FUND (CLASS R)

Salomon Smith Barney                                           33.1181%
Mutual Fund Processing Department
333 West 34th Street, 3rd floor
New York, NY  10001-2483

Mellon Private Wealth Management                               30.3192%
P.O. Box 534005
Pittsburgh, PA  15253-4005

State Street Bank & Trust Co. as TTEE                          19.6374%
FBO Uniroyal Chemical Company
One Enterprise Drive
North Quincy, MA  02171-2126

Mac & Co.                                                       5.2543%
Mutual Funds Operations
P.O. Box 3198
Pittsburgh, PA  15230-3198

Dreyfus Retirement Services                                     5.0433%
144 Glenn Curtis Boulevard
Uniondale, NY  11556-0144


DREYFUS PREMIER FUTURE LEADERS FUND (CLASS T)

A.G. Edwards & Sons Inc.                                       16.7469%
P.O. Box 795068
St. Louis, MO  63179-0795

MBCIC                                                          14.2339%
c/o Mellon Bank
4001 Kennett Pike, Suite 218
2 Greenville Crossing
Greenville, DE  19807-2029

Donaldson, Lufkin & Jenrette Securities                         7.5810%
Corporation
SEC Corporation Inc.
P.O. Box 2052
Jersey City, NJ  07303-2052

First Clearing Corporation                                      7.2822%
Gail Shookoff-Moskowitz
SEP-IRA FCC as Custodian
9502 Branway, Court
Richmond, VA  23229-7012

DREYFUS PREMIER STRATEGIC VALUE FUND (CLASS A)

Great West Life                                                15.1239%
Attn: Mutual Fund Trading
8515 East Orchard Street
Englewood, CO  80111-5037

Manufacturers Life Insurance Company (USA)l                    10.3459%
Attn: Laura Ross
250 Bloor Street East, 7th floor
Toronto, Ontario
Canada M4W IE5

Charles Schwab & Co Inc                                         9.0947%
Reinvest Account
101 Montgomery St.
San Francisco, CA  94104-4122


Donaldson, Lufkin & Jenrette Securities                         8.2670%
Corporation
SEC Corporation Inc.
P.O. Box 2052
Jersey City, NJ  07303-2052

Orchard Trust Company                                           7.1759%
FBO TTEE/Cust Clients
Attn: Mutual Fund Trading
8515 East Orchard Road
Englewood, CO  80111-5037

National Financial Services                                     5.3936%
82 Devonshire Street
Boston, MA  02109-3605

DREYFUS PREMIER STRATEGIC VALUE FUND (CLASS B)

Donaldson, Lufkin & Jenrette Securities                        17.3436%
Corporation
SEC Corporation Inc.
P.O. Box 2052
Jersey City, NJ  07303-2052

Fiserv Securities                                              11.6609%
2005 Market Street, Suite 1200
Philadelphia, PA  19103-7084

DREYFUS PREMIER STRATEGIC VALUE FUND (CLASS C)

Merrill Lynch, Pierce, Fenner & Smith For the                  22.7792%
Sole Benefit Of Its Customers
Attn: Fund Administration
4800 Deer Lake Dr. East, 3rd floor
Jacksonville, FL  32246-6484

Donaldson, Lufkin & Jenrette Securities                        10.0333%
Corporation
P.O. Box 2052
Jersey City, NJ  07303-2052

Dreyfus Trust Company, Custodian                                7.0583%
FBO Edward Horvath
Under IRA Rollover Plan
110 William Feather Drive
Voorhees, NJ  08043-2985


Dreyfus Trust Company, Custodian                                6.0326%
FBO Kathryn M. Parker
Under IRA Rollover Plan
132 Downing Road
Dewitt, NY  13214-1503

DREYFUS PREMIER STRATEGIC VALUE FUND (CLASS R)

Wexford Clearing Services                                      55.1551%
Trustee Mary K. Young, Revocable Trust
6 Holly Hill Road
Little Rock, AR  72204-3514

First Clearing Corporation                                     23.3619%
Gail D. Shookoff-Moskowitz
SEP-IRA FCC as Custodian
9502 Branway Court
Richmond, VA  23229-7012

Donaldson, Lufkin & Jenrette Securities                        20.3729%
Corporation
P.O. Box 2052
Jersey City, NJ  07303-2052

DREYFUS PREMIER STRATEGIC VALUE FUND (CLASS T)

Denis F. Ruiz-Serrano                                          36.4209%
Sky Tower III
San Juan, PR  00926

Carlos E. Martinez Duran, Trustee                              17.4553%
Carlos Martinez Duran Pension Plan
P.O. Box 70250, Suite 134
San Juan, PR  00936-8250

MBCIC                                                          16.9599%
c/o Mellon Bank
4001 Kennett Pike, Suite 218
2 Greenville Crossing
Greenville, DE  19807-2029

Nannette G. Toro Orona                                         15.3250%
P.O. Box 332198
Ponce, PR  00733-2198


Eduardo Rico Rozas                                             13.8389%
100 Boulevad Paseos, Box 1444, Suite 112
San Juan, PR  00926

DREYFUS PREMIER STRUCTURED MIDCAP FUND (CLASS A)

MBCIC                                                          98.0079%
c/o Mellon Bank
4001 Kennett Pike, Suite 218
2 Greenville Crossing
Greenville, DE  19807-2029

DREYFUS PREMIER STRUCTURED MIDCAP FUND (CLASS B)

MBCIC                                                          93.3731%
c/o Mellon Bank
4001 Kennett Pike, Suite 218
2 Greenville Crossing
Greenville, DE  19807-2029

DREYFUS PREMIER STRUCTURED MIDCAP FUND (CLASS C)

MBCIC                                                          80.7133%
c/o Mellon Bank
4001 Kennett Pike, Suite 218
2 Greenville Crossing
Greenville, DE  19807-2029

DREYFUS PREMIER STRUCTURED MIDCAP FUND (CLASS R)

MBCIC                                                         100.00%
c/o Mellon Bank
4001 Kennett Pike, Suite 218
2 Greenville Crossing
Greenville, DE  19807-2029


DREYFUS PREMIER STRUCTURED MIDCAP FUND (CLASS T)

MBCIC                                                         100.00%
c/o Mellon Bank
4001 Kennett Pike, Suite 218
2 Greenville Crossing
Greenville, DE  19807-2029


DREYFUS PREMIER GROWTH FUND (CLASS A)

Donaldson, Lufkin & Jenrette Securities                        52.1305%
Corporation
P.O. Box 2052
Jersey City, NJ  07303-2052

MBCIC                                                          26.9125%
c/o Mellon Bank
4001 Kennett Pike, Suite 218
2 Greenville Crossing
Greenville, DE  19807-2029

National Financial Services                                     8.0065%
82 Devonshire Street
Boston, MA  02109-3605

DREYFUS PREMIER GROWTH FUND (CLASS B)

Merrill Lynch, Pierce, Fenner & Smith For the                  50.1090%
Sole Benefit Of Its Customers
Attn: Fund Administration
4800 Deer Lake Dr. East, 3rd floor
Jacksonville, FL  32246-6484

MBCIC                                                          44.1153%
c/o Mellon Bank
4001 Kennett Pike, Suite 218
2 Greenville Crossing
Greenville, DE  19807-2029

DREYFUS PREMIER GROWTH FUND (CLASS C)

Merrill Lynch, Pierce, Fenner & Smith For the                  66.5763%
Sole Benefit Of Its Customers
Attn: Fund Administration
4800 Deer Lake Dr. East, 3rd floor
Jacksonville, FL  32246-6484

MBCIC                                                          31.6569%
c/o Mellon Bank
4001 Kennett Pike, Suite 218
2 Greenville Crossing
Greenville, DE  19807-2029


DREYFUS PREMIER GROWTH FUND (CLASS R)

MBCIC                                                         100.00%
c/o Mellon Bank
4001 Kennett Pike, Suite 218
2 Greenville Crossing
Greenville, DE  19807-2029

DREYFUS PREMIER GROWTH FUND (CLASS T)

MBCIC                                                         100.00%
c/o Mellon Bank
4001 Kennett Pike, Suite 218
2 Greenville Crossing
Greenville, DE  19807-2029

DREYFUS PREMIER SMALL COMPANY GROWTH FUND
(CLASS A)

Donaldson Lufkin & Jenrette Securities                         52.1305%
Corporation
P.O. Box 2052
Jersey City, NJ  07303-2052

National Financial Services                                    42.5443%
82 Devonshire Street
Boston, MA  02109-3605

MBCIC                                                          36.2819%
c/o Mellon Bank
4001 Kennett Pike, Suite 218
2 Greenville Crossing
Greenville, DE  19807-2029

DREYFUS PREMIER SMALL COMPANY GROWTH FUND
(CLASS B)

MBCIC                                                          89.9061%
c/o Mellon Bank
4001 Kennett Pike, Suite 218
2 Greenville Crossing
Greenville, DE  19807-2029

Thomas F. Scarola & Ivana Scarola JTWROS                        7.9823%
10 Centre Street
Milltown, NJ  08850-1202


DREYFUS PREMIER SMALL COMPANY GROWTH FUND
(CLASS C)

MBCIC                                                          97.3436%
c/o Mellon Bank
4001 Kennett Pike, Suite 218
2 Greenville Crossing
Greenville, DE  19807-2029


DREYFUS PREMIER SMALL COMPANY GROWTH FUND
(CLASS R)

MBCIC                                                         100.00%
c/o Mellon Bank
4001 Kennett Pike, Suite 218
2 Greenville Crossing
Greenville, DE  19807-2029

DREYFUS PREMIER SMALL COMPANY GROWTH FUND
(CLASS T)

MBCIC                                                         100.00%
c/o Mellon Bank
4001 Kennett Pike, Suite 218
2 Greenville Crossing
Greenville, DE  19807-2029

DREYFUS PREMIER INTERNATIONAL VALUE FUND (CLASS
A)

Boston & Company                                               30.1421%
c/o Mellon Bank
P.O. Box 534005
Pittsburgh, PA  05253-4005

Mellon Bank NA                                                 20.5001%
Mutual Fund Operations
P.O. Box 3198
Pittsburgh, PA  15230-3198

National Financial Services                                    13.1163%
82 Devonshire Street
Boston, MA  02109-3605

Boston Safe Deposit & Trust Co.                                 6.9749%
As Agent-Omnibus Account
Dreyfus Retirement Services
135 Santilli Hwy
Everett, MA  02149-1906

DREYFUS PREMIER INTERNATIONAL VALUE FUND (CLASS
B)

American Enterprise Investment Services                        49.0183%
P.O. Box 9446
Minneapolis, MN  55440-9446


Raymond James & Associates Inc.                              33.8140%
880 Carillon Parkway
St. Petersburg, FL  33716-1100

Donaldson Lufkin & Jenrette Securities                       11.8141%
Corporation
P.O. Box 2052
Jersey City, NJ  07303-2052

DREYFUS PREMIER INTERNATIONAL VALUE FUND
(CLASS C)

American Enterprise Investment Services                      31.0561%
P.O. Box 9446
Minneapolis, MN  55440-9446

William Carroll & Kathleen Sellman JTWROS                    27.5140%
1947 W. Cornelia Avenue
Chicago, IL  60657-1021

Dreyfus Trust Company, Custodian                             10.6259%
FBO Judy Ann Tyson-Kopolow
6216 Perthshire Court
Bethesda, MD 20817-3348

American Enterprise Investment Services                       8.4406%
P.O. Box 9446
Minneapolis, MN  55440-9446

DREYFUS PREMIER INTERNATIONAL VALUE FUND
(CLASS R)

MBCIC                                                       100.00%
c/o Mellon Bank
4001 Kennett Pike, Suite 218
2 Greenville Crossing
Greenville, DE  19807-2029


DREYFUS PREMIER INTERNATIONAL VALUE FUND
(CLASS T)

MBCIC                                                       100.00%
c/o Mellon Bank
4001 Kennett Pike, Suite 218
2 Greenville Crossing
Greenville, DE  19807-2029




                       COUNSEL AND INDEPENDENT AUDITORS

      Stroock & Stroock & Lavan LLP, 180 Maiden Lane, New York, New York 10038-4982, as counsel for the Company, has rendered its opinion as to certain legal matters regarding the due authorization and valid issuance of the shares being sold pursuant to each Fund's Prospectus.

      Ernst & Young LLP, 5 Times Square, New York, New York 10036, independent auditors, have been selected as independent auditors of the Company.


                                   APPENDIX
                              Rating Categories

Description of certain ratings assigned by Standard & Poor's Ratings Services ("S&P"), Moody's Investors Service ("Moody's"), and Fitch Ratings ("Fitch"):

S&P

LONG-TERM

AAA
An obligation rated `AAA' has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA
An obligation rated `AA' differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A
An obligation rated `A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB
An obligation rated `BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, AND C
Obligations rated `BB', `B', `CCC', `CC', and `C' are regarded as having significant speculative characteristics. `BB' indicates the least degree of speculation and `C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB
An obligation rated `BB' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B
An obligation rated `B' is more vulnerable to nonpayment than obligations rated `BB', but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.


CCC
An obligation rated `CCC' is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

R
The symbol `r' is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk--such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

N.R.
The designation `N.R.' indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular obligation as a matter of policy.

Note: The ratings from `AA' to `CCC' may be modified by the addition of a plus (+) or minus (-) sign designation to show relative standing within the major rating categories.

SHORT-TERM

A-1
A short-term obligation rated `A-1' is rated in the highest category by S&P. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are given a plus sign (+) designation. This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2
A short-term obligation rated `A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3
A short-term obligation rated `A-3' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B
A short-term obligation rated `B' is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet is financial commitment on the obligation.


C
A short-term obligation rated `C' is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

MOODY'S

LONG-TERM

AAA
Bonds rated `Aaa' are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA
Bonds rated `Aa' are judged to be of high quality by all standards. Together with the `Aaa' group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in `Aaa' securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the `Aaa' securities.

A
Bonds rated `A' possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

BAA
Bonds rated `Baa' are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA
Bonds rated `Ba' are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B
Bonds rated `B' generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.


CAA
Bonds rated `Caa' are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from `Aa' through `Caa'. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

PRIME RATING SYSTEM (SHORT-TERM)

Issuers rated PRIME-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

      Leading market positions in well-established industries.

      High rates of return on funds employed.

      Conservative capitalization structure with moderate reliance on debt and ample asset protection.

      Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

      Well-established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated PRIME-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Issuers rated PRIME-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Issuers rated Not Prime do not fall within any of the Prime rating categories.


FITCH

LONG-TERM INVESTMENT GRADE

AAA
HIGHEST CREDIT QUALITY. `AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA
VERY HIGH CREDIT QUALITY. `AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A
HIGH CREDIT QUALITY. `A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB
GOOD CREDIT QUALITY. `BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

LONG-TERM SPECULATIVE GRADE

BB
SPECULATIVE. ` BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B
HIGHLY SPECULATIVE. `B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC
HIGH DEFAULT RISK. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments.


SHORT-TERM

A short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F1
HIGHEST CREDIT QUALITY. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2
GOOD CREDIT QUALITY. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3
FAIR CREDIT QUALITY. The capacity for timely payment of financial commitment is adequate; however, near-term adverse changes could result in a reduction non-investment grade.

B
SPECULATIVE. Minimal capacity for timely payment of financial commitments plus vulnerability to near-term adverse changes in financial and economic conditions.

C
HIGH DEFAULT RISK. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

`NR' indicates that Fitch does not rate the issuer or issue in question.

Notes to long-term and short-term ratings: A plus (+) or minus (-) sign designation may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the `AAA' long-term rating category, to categories below `CCC', or to short-term ratings other than `F1.'